(Northstar Logo
                               reads as follows:
                                  NORTHSTAR
                            THE NORTHSTAR FUNDS)
                         ANNUAL REPORT TO SHAREHOLDERS
                               December 31, 1996

                                                             (Northstar logo)

    NORTHSTAR FUNDS
    ANNUAL REPORT,
    December 31, 1996

Dear Shareholders:

We are pleased to provide you with the annual report of the Northstar Funds for the year ended December 31, 1996. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with consistent, superior investment results through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund by their respective portfolio manager. We hope you will find it informative.

During the past twelve months the U.S. financial markets have been strongly supported by moderate growth in the economy, higher corporate profits, and subdued inflation. Concerns that a slowdown late in 1995 would turn into a recession in 1996 were dispelled as spending for housing and autos remained strong bolstered by favorable interest rates, mortgage refinancing, increased consumer borrowing, and tax refunds. The stock market began to reflect this in February, rising sharply and broadening out to include small capitalization stocks, not just the short list of blue chips that dominated late 1995 and early 1996. Likewise, the high yield bond market benefited from narrowing yield spreads over U.S. Treasuries and rising confidence resulting in excellent relative performance. A mid-year correction occurred, brought on by strong second quarter growth igniting fears of inflation and profit margin pressure. It proved short lived as the third quarter returned to a slower growth path with subdued inflation. Also, the national election results preserved the political balance reassuring the financial markets that neither extreme tax cuts nor spending increases would derail progress towards balancing the budget.

Now in January, the Dow and S&P 500 are at record highs and long term government bond yields have backed up slightly to 6.8%. Recent economic indicators have been stronger than expected and initial December quarter earnings reports have been good. The strength in equities since mid-year was again centered on large-cap blue chips. Looking into 1997 the investment environment continues to be favorable. There do not appear to be the type of excesses present which would necessitate either a recession or an overheated inflationary condition. The political situation suggests further progress on the federal deficit, restrained spending, and possibly some tax cuts. Personal incomes are rising and consumer sentiment is favorable. U.S. trading partners are expected to see faster growth in 1997. Monetary policy is neutral and could be eased if necessary.

In closing, we reiterate once again that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.

Sincerely,

/s/ MARK L. LIPSON

Mark L. Lipson
President
January 1997

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

    (Bullet) Performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge. When sales charges are included, Fund performance reflects the maximum sales charge for each class of shares.

    (Bullet) Class T shares of each Fund are no longer available for purchase by new investors and may be purchased only under limited circumstances by existing Class T shareholders. Since June 5, 1995, each Fund began offering three new classes of shares (Class A, B, and C), each representing a unique pricing structure for purchasing shares of the Funds. Performance information relating to each Class of shares of each Fund is contained in the performance graph for each Fund.

    (Bullet) Each Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    (Bullet) Each Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any particular securities.

    (Bullet) Past performance is not indicative of future results.

ABOUT INDICES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

    (Bullet) Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks is widely regarded by investors as representative of the stock market in general.

    (Bullet) The CPI is an index of the prices paid by consumers for consumer goods and services. The index is prepared by the Bureau of Labor Statistics. The index is widely regarded by investors as the key measure of inflation in the U.S. economy.

    (Bullet) The unmanaged Russell 2000 Index is generally representative of the performance of the stocks of small-capitalization companies.

    (Bullet) Lehman Brothers, Inc. is the principal subsidiary of publicly-held
             Lehman Brothers Holdings, Inc. It is engaged primarily in raising and managing funds in capital markets worldwide. Lehman Brothers indices measure the performance of fixed income securities over various time periods and in various groupings. The indices are unmanaged, but exclude small, illiquid and/or esoteric bonds from the indices. We believe that about two-thirds of fixed income index users rely on one or more of Lehman Brothers Fixed Income Indices.

    (Bullet) An investment cannot be made in any indices listed. Unless otherwise indicated, index results include reinvested dividends and interest and do not reflect sales charges.

                                                         [PHOTO]
                                                      THOMAS OLE DIAL

                                                                [NORTHSTAR LOGO]
    NORTHSTAR
    GOVERNMENT SECURITIES FUND

THE MARKETS
    (Bullet) Moderate market interest rates and a federal funds rate that stayed at 5.25% after January helped the U.S. economy maintain both GDP growth and inflation at about 3% in 1996. The Federal Reserve Board pleasantly surprised many market participants by not raising the fed funds rate in 1996. However, periodic fears of too-rapid growth in GDP, job creation and personal consumption expenditures caused longer term interest rates to rise most of the year. Those fears caused 10 and 30 year Treasury bond rates to end 1996 at 6.42% and 6.64%, respectively, 70-80 basis points higher than where they started. The 4th quarter was a major exception. Lower interest rates caused bond prices to rise, which eliminated losses accumulated earlier in the year. Total returns on most bonds were nonetheless below 4% in 1996.

    (Bullet) The yields on most Treasury and U.S. government agency bonds traded in a 100-120 basis points range. Rates fell between 20 and 40 basis points in the 4th quarter of 1996, limiting the damage caused mainly in the second quarter. While Government National Mortgage Association bonds (GNMAs), were more attractive than Treasuries, investors wanted even more yield. So other bond investments were even more attractive than agency bonds. Fears of faster mortgage prepayments increased as interest rates dropped during the 4th quarter, which further limited investor's appetite for GNMAs compared to domestic corporate bonds. Therefore, in 1996, Treasuries and agencies were the poorest performing bonds.

    (Bullet) There is a weakening consensus that the U.S. economy will maintain annual GDP growth and CPI inflation rates below 3%. The short-run outlook for U.S. debt markets nonetheless remains positive for 1997. (The U.S. dollar should help keep both inflation and interest rates low as long as it remains strong, which we expect.)

THE FUND
    (Bullet) From 12/31/95 to 12/31/96, the total returns of the Fund's Class A,
             B, C and T shares were 0.57%, -0.15%, -0.21% and 0.32%,
             respectively; the Lipper U.S. Government Fund average was 1.72%. The Fund's net assets fell from $157 million to $137 million in 1996.

    (Bullet) Due to the very long duration of the Fund's bond holdings, its concentration in high yielding GNMAs and the fact that it had a large investment in zero-coupon strips of a 23-year bond, the Fund was particularly interest-rate sensitive. Since interest rates fell during the quarter, the Fund's performance was outstanding in the 4th quarter. In that quarter, the Fund ranked 11th in total return out of 179 similar Funds reported by Lipper.

CURRENT STRATEGY
    (Bullet) Reduce the average duration of the Fund's holdings to a range of 5 to 7 years and eliminate the two zero-coupon positions to help reduce the volatility of the Fund and lessen its downside risks.

    (Bullet) Explore the risk/reward trade-offs of other U.S. government agency bonds besides GNMAs with a view to increasing the diversification of the Fund's holdings and boosting the fund's total return.

    (Bullet) Maintain 100% of the portfolios' assets invested in obligations of the U.S. government and its agencies in order to retain the Fund's eligibility for share purchases by credit unions and institutions with similar requirements.

-----------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
-----------------------------------------------

TOP 10 HOLDINGS
NAME                                   % FUND

    1     GNMA 7.00%                   57.4%

    2     GNMA 6.50%                    28.3

    3     U.S. Treasury Strips '19      11.7

    4     U.S. Treasury Strips '13       2.2


    5     Cash Equivalents               0.4
                                       ------
                                       100.0%
                                       ------
                                       ------



---------------------------------
   TOTAL NET ASSETS: $136,592,506
---------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A        3.55%         n/a      -4.19%
--------------------------------------------
Class B        3.55%         n/a      -4.86%
--------------------------------------------
Class C        5.98%         n/a      -1.15%
--------------------------------------------
Class T        7.23%        7.66%     -3.44%
--------------------------------------------

CUMULATIVE TOTAL RETURNS
(does not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       10.91%         n/a       0.57%
--------------------------------------------
Class B        9.66%         n/a      -0.15%
--------------------------------------------
Class C        9.60%         n/a      -0.21%
--------------------------------------------
Class T      114.23%       44.62%      0.32%
--------------------------------------------

    NORTHSTAR
    GOVERNMENT SECURITIES FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR GOVERNMENT SECURITIES FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 3.55% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 3.55% and 5.98% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on February 3, 1986 for Class T shares of 7.23%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.




                NORTHSTAR GOVERNMENT SECURITIES FUND -- CLASS A

                                          GOVERNMENT

                                  CLASS A  INT GOV'T   CPI

                                     9,528   10,000   10,000
                         6/95        9,369   10,064   10,010
                         7/95        9,199   10,069   10,030
                         8/95        9,466   10,152   10,040
                         9/95        9,684   10,220   10,050
                         10/95      10,025   10,332   10,080
                         11/95      10,234   10,458   10,090
                         12/95      10,508   10,562   10,111
                         1/96       10,449   10,650   10,151
                         2/96       10,095   10,537   10,171
                         3/96        9,959   10,489   10,212
                         4/96        9,865   10,459   10,253
                         5/96        9,813   10,453   10,284
                         6/96        9,977   10,560   10,294
                         7/96       10,012   10,593   10,325
                         8/96        9,938   10,604   10,335
                         9/96       10,169   10,741   10,366
                         10/96      10,478   10,917   10,397
                         11/96      10,744   11,049   10,428
                         12/96      10,567   10,990   10,460



                NORTHSTAR GOVERNMENT SECURITIES FUND -- CLASS B

                              CLASS B  INT GOV'T   CPI

                                10,000   10,000   10,000
                     6/95        9,827   10,064   10,010
                     7/95        9,643   10,069   10,030
                     8/95        9,918   10,152   10,040
                     9/95       10,140   10,220   10,050
                     10/95      10,491   10,332   10,080
                     11/95      10,704   10,458   10,090
                     12/95      10,983   10,562   10,111
                     1/96       10,926   10,650   10,151
                     2/96       10,539   10,537   10,171
                     3/96       10,391   10,489   10,212
                     4/96       10,287   10,459   10,253
                     5/96       10,227   10,453   10,284
                     6/96       10,403   10,560   10,294
                     7/96       10,422   10,593   10,325
                     8/96       10,338   10,604   10,335
                     9/96       10,582   10,741   10,366
                     10/96      10,897   10,917   10,397
                     11/96      11,167   11,049   10,428
                     12/96      10,966   10,990   10,460


                NORTHSTAR GOVERNMENT SECURITIES FUND -- CLASS C

                               CLASS C  INT GOV'T   CPI

                                 10,000   10,000   10,000
                      6/95        9,827   10,064   10,010
                      7/95        9,643   10,069   10,030
                      8/95        9,918   10,152   10,040
                      9/95       10,140   10,220   10,050
                      10/95      10,491   10,332   10,080
                      11/95      10,693   10,458   10,090
                      12/95      10,983   10,562   10,111
                      1/96       10,926   10,650   10,151
                      2/96       10,538   10,537   10,171
                      3/96       10,389   10,489   10,212
                      4/96       10,284   10,459   10,253
                      5/96       10,223   10,453   10,284
                      6/96       10,397   10,560   10,294
                      7/96       10,417   10,593   10,325
                      8/96       10,335   10,604   10,335
                      9/96       10,571   10,741   10,366
                      10/96      10,888   10,917   10,397
                      11/96      11,160   11,049   10,428
                      12/96      10,960   10,990   10,460



                NORTHSTAR GOVERNMENT SECURITIES FUND -- CLASS T



                                        GOVERNMENT
                                            T

                                         LEHMAN
                               CLASS T  INT GOV'T   CPI


                                 10,000   10,000   10,000
                      2/86       10,230   10,237    9,980
                      3/86       10,254   10,512    9,920
                      4/86       10,339   10,582    9,880
                      5/86       10,066   10,445    9,910
                      6/86       10,309   10,698    9,950
                      7/86       10,403   10,816    9,960
                      8/86       10,527   11,068    9,970
                      9/86       10,542   10,964   10,010
                      10/86      10,719   11,102   10,030
                      11/86      10,839   11,208   10,050
                      12/86      10,849   11,238   10,090
                      1/87       10,985   11,339   10,150
                      2/87       11,054   11,395   10,191
                      3/87       10,855   11,370   10,232
                      4/87       10,552   11,169   10,283
                      5/87       10,457   11,144   10,314
                      6/87       10,480   11,276   10,355
                      7/87       10,471   11,301   10,386
                      8/87       10,366   11,271   10,428
                      9/87       10,138   11,131   10,469
                      10/87      10,274   11,462   10,501
                      11/87      10,271   11,531   10,543
                      12/87      10,337   11,643   10,564
                      1/88       10,654   11,932   10,606
                      2/88       10,847   12,058   10,617
                      3/88       10,698   12,007   10,648
                      4/88       10,631   11,987   10,702
                      5/88       10,649   11,929   10,734
                      6/88       10,663   12,124   10,777
                      7/88       10,620   12,088   10,820
                      8/88       10,616   12,103   10,852
                      9/88       10,740   12,313   10,907
                      10/88      10,854   12,483   10,939
                      11/88      10,696   12,375   10,972
                      12/88      10,644   12,388   11,005
                      1/89       10,773   12,511   11,049
                      2/89       10,734   12,458   11,082
                      3/89       10,760   12,516   11,138
                      4/89       10,931   12,769   11,216
                      5/89       11,130   13,015   11,272
                      6/89       11,371   13,347   11,294
                      7/89       11,518   13,618   11,339
                      8/89       11,410   13,434   11,339
                      9/89       11,465   13,499   11,362
                      10/89      11,699   13,782   11,419
                      11/89      11,824   13,919   11,453
                      12/89      11,894   13,959   11,499
                      1/90       11,655   13,873   11,602
                      2/90       11,815   13,924   11,649
                      3/90       11,825   13,941   11,695
                      4/90       11,677   13,895   11,731
                      5/90       12,005   14,192   11,754
                      6/90       12,176   14,379   11,825
                      7/90       12,377   14,581   11,884
                      8/90       12,254   14,528   11,979
                      9/90       12,309   14,658   12,063
                      10/90      12,454   14,861   12,147
                      11/90      12,706   15,086   12,171
                      12/90      12,914   15,294   12,220
                      1/91       13,093   15,451   12,269
                      2/91       13,165   15,546   12,281
                      3/91       13,253   15,631   12,281
                      4/91       13,358   15,792   12,318
                      5/91       13,463   15,881   12,355
                      6/91       13,506   15,893   12,380
                      7/91       13,707   16,065   12,404
                      8/91       13,910   16,370   12,442
                      9/91       14,115   16,648   12,479
                      10/91      14,336   16,838   12,504
                      11/91      14,389   17,035   12,554
                      12/91      14,815   17,449   12,592
                      1/92       14,537   17,282   12,604
                      2/92       14,671   17,335   12,629
                      3/92       14,556   17,266   12,680
                      4/92       14,658   17,421   12,705
                      5/92       14,929   17,681   12,731
                      6/92       15,134   17,935   12,769
                      7/92       15,579   18,280   12,807
                      8/92       15,649   18,466   12,833
                      9/92       15,857   18,721   12,858
                      10/92      15,426   18,496   12,910
                      11/92      15,689   18,421   12,936
                      12/92      16,260   18,658   12,962
                      1/93       16,782   19,005   12,987
                      2/93       17,308   19,285   13,026
                      3/93       17,318   19,356   13,052
                      4/93       17,419   19,507   13,105
                      5/93       17,429   19,454   13,131
                      6/93       18,307   19,736   13,144
                      7/93       18,685   19,776   13,157
                      8/93       19,720   20,071   13,183
                      9/93       19,771   20,153   13,197
                      10/93      19,969   20,201   13,263
                      11/93      19,190   20,102   13,289
                      12/93      19,269   20,185   13,316
                      1/94       19,787   20,385   13,329
                      2/94       18,620   20,105   13,369
                      3/94       17,637   19,812   13,396
                      4/94       17,406   19,683   13,423
                      5/94       17,364   19,697   13,436
                      6/94       17,246   19,701   13,476
                      7/94       17,549   19,959   13,517
                      8/94       17,546   20,017   13,571
                      9/94       17,328   19,850   13,598
                      10/94      17,247   19,854   13,612
                      11/94      17,204   19,767   13,625
                      12/94      17,378   19,832   13,652
                      1/95       17,696   20,156   13,693
                      2/95       18,076   20,545   13,734
                      3/95       18,096   20,658   13,762
                      4/95       18,299   20,897   13,817
                      5/95       19,131   21,487   13,858
                      6/95       19,068   21,624   13,872
                      7/95       18,719   21,635   13,900
                      8/95       19,258   21,812   13,914
                      9/95       19,676   21,958   13,928
                      10/95      20,386   22,200   13,970
                      11/95      20,786   22,471   13,984
                      12/95      21,356   22,693   14,012
                      1/96       21,229   22,884   14,068
                      2/96       20,503   22,641   14,096
                      3/96       20,224   22,537   14,152
                      4/96       20,029   22,472   14,209
                      5/96       19,919   22,461   14,251
                      6/96       20,248   22,690   14,266
                      7/96       20,314   22,760   14,308
                      8/96       20,159   22,785   14,323
                      9/96       20,623   23,079   14,366
                      10/96      21,248   23,457   14,409
                      11/96      21,808   23,741   14,452
                      12/96      21,424   23,613   14,495

    NORTHSTAR GOVERNMENT SECURITIES FUND                       [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                        Value
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES -- 99.60%
GNMA Pool #367856, 6.50%, due 9/15/23                                 $ 1,676,467                 $  1,610,984
GNMA Pool #367431, 6.50%, due 12/15/23                                  1,841,846                    1,769,314
GNMA Pool #366750, 6.50%, due 3/15/24                                   4,055,199                    3,896,803
GNMA Pool #376430, 6.50%, due 3/15/24                                   2,567,182                    2,466,086
GNMA Pool #351481, 6.50%, due 4/15/24                                   3,638,906                    3,495,606
GNMA Pool #352824, 6.50%, due 4/15/24                                   1,745,274                    1,676,545
GNMA Pool #780035, 6.50%, due 7/15/24                                   3,564,960                    3,424,572
GNMA Pool #411355, 6.50%, due 12/15/25                                  2,407,420                    2,301,084
GNMA Pool #417514, 6.50%, due 12/15/25                                  2,134,345                    2,040,071
GNMA Pool #420591, 6.50%, due 12/15/25                                  1,943,443                    1,857,601
GNMA Pool #420596, 6.50%, due 12/15/25                                  1,971,194                    1,884,127
GNMA Pool #420675, 6.50%, due 12/15/25                                  2,909,274                    2,780,772
GNMA Pool #411385, 6.50%, due 4/15/26                                   4,956,845                    4,727,591
GNMA Pool #413640, 6.50%, due 4/15/26                                   4,908,182                    4,681,178
GNMA Pool #352081, 7.00%, due 9/15/23                                   4,779,465                    4,701,799
GNMA Pool #369686, 7.00%, due 12/15/23                                  7,356,514                    7,236,971
GNMA Pool #382159, 7.00%, due 1/15/24                                   3,576,203                    3,522,560
GNMA Pool #362607, 7.00%, due 1/15/26                                   4,981,556                    4,876,645
GNMA Pool #417832, 7.00%, due 1/15/26                                   3,490,785                    3,417,269
GNMA Pool #420648, 7.00%, due 1/15/26                                   4,857,392                    4,755,095
GNMA Pool #417276, 7.00%, due 2/15/26                                   6,839,780                    6,695,734
GNMA Pool #413627, 7.00%, due 3/15/26                                   4,983,153                    4,874,121
GNMA Pool #422307, 7.00%, due 3/15/26                                   4,500,441                    4,405,662
GNMA Pool #426384, 7.00%, due 3/15/26                                   4,949,695                    4,841,395
GNMA Pool #422324, 7.00%, due 4/15/26                                   4,982,663                    4,873,642
GNMA Pool #430882, 7.00%, due 6/15/26                                   4,982,123                    4,873,114
GNMA Pool #432878, 7.00%, due 6/15/26                                   4,983,516                    4,874,476
GNMA Pool #412637, 7.00%, due 7/15/26                                   7,784,734                    7,614,404
GNMA Pool #431008, 7.00%, due 7/15/26                                   3,485,262                    3,409,004
GNMA Pool #431018, 7.00%, due 7/15/26                                   3,485,259                    3,409,002
U. S. Treasury Strips, 0%, due 8/15/13                                  9,500,000                    3,094,150
U. S. Treasury Strips, 0%, due 2/15/19                                 72,150,000                   15,955,972
                                                                                                  ------------
TOTAL INVESTMENT SECURITIES -- 99.60%
(cost $136,366,579)                                                                                136,043,349
REPURCHASE AGREEMENT -- 0.20%
Agreement with State Street Bank and Trust bearing interest
at 5.10% dated 12/31/96 to be repurchased 1/02/97 in the
amount of $279,079 and collateralized by $230,000 U.S.
Treasury Bonds, 8.50% due 2/15/20, value $286,602
(cost $279,000)                                                           279,000                      279,000

Other assets less liabilities -- 0.20%                                                                 270,157
                                                                                                  ------------
NET ASSETS -- 100.00%                                                                             $136,592,506
                                                                                                  ------------
                                                                                                  ------------

See accompanying notes to financial statements.

                                                                [PHOTO]
                                                              THOMAS OLE DIAL

    NORTHSTAR
    STRATEGIC INCOME FUND

THE MARKETS
    (Bullet) Moderate market interest rates and a federal funds rate that stayed at 5.25% all year helped the U.S. economy maintain both GDP growth and inflation at about 3%. However, persistent fears of higher inflation, caused 10 and 30 year Treasury bond rates to end 1996 at 6.42% and 6.64%, respectively, 70-80 basis points higher than where they started. That kept total returns on most bonds below 4%. In contrast, sustained growth in the U.S. economy and in corporate profits sent stock prices to record levels throughout 1996; all the major stock averages returned 18% or more. Rising securities prices here also boosted the value of the U.S. dollar.
    (Bullet) Total returns for domestic and foreign high yield bonds were very high last year, exceeding 12% and 28%, respectively. Both of those groups benefited from broader institutional demand. Emerging market bond prices also reflected continued economic progess by the issuers. Since the credit profiles of domestic high yield bonds improves with the amount of equity below them, those bonds' prices were boosted by higher stock valuations.
    (Bullet) There is a weakening consensus that the U.S. economy will maintain annual GDP growth and CPI inflation rates below 3%. The short-run outlook for U.S. debt and equity markets nonetheless remains positive for 1997. The strong U.S. dollar limits the safe harbors among foreign issuers; even those pursuing economic reforms.

THE FUND
    (Bullet) From 12/31/95 to 12/31/96, the total returns of the Fund's Class A,
             B, C and T shares were 10.88%, 10.18%, 10.11% and 10.39%,
             respectively. The Fund's net assets rose 4.5% in 1996, from $76 million to nearly $80 million.
    (Bullet) We continued to align high yield names with those in our two high yield portfolios and replace some foreign sovereign names with others that have better total return prospects. We replaced U.S. Government bonds with GNMAs, high yield and foreign bonds. Convertible bonds hurt the Fund's yield but boosted its total return in the fourth quarter of 1996.
    (Bullet) The Fund was able to perform well during the fourth quarter of 1996 despite the 60% limit on high yield investments and its limited emerging market exposure due to its high exposure to interest-sensitive bonds amidst declining rates.

CURRENT STRATEGY
    (Bullet) Utilize the new latitude gained from the removal of minimum allocation limits and from the ability to invest in domestic and foreign investment grade corporates to optimize the Fund's results over time.
    (Bullet) Maximize high yield holdings, limit U.S. and foreign government investments, and increase holdings of investment grade corporates to increase the Fund's yield. Limit future holdings of convertible bonds to those that have exceptional yields. Keep the Fund's duration moderate and its credit quality at a minimum of BB+.
------------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
------------------------------------------------

TOP 10 HOLDINGS
NAME                                        % FUND

    1     GNMA 7.00% '26                      9.9%

    2     GNMA, 6.50% '26                     8.9

    3     TheraTx, Inc.                       4.4

    4     Australia Govt., 10.00% '07         3.8


    5     Province of Quebec, 7.50% '23       3.8

    6     Republic of Poland, 3.75% '14       3.7

    7     Republic of Italy, 6.875% '23       3.6

    8     Commonwealth Alum. Corp.            3.3

    9     Veritas DGC, Inc.                   3.2

   10     Healthsource, Inc.                  3.0
                                            ------

                                             47.6%
                                            ------
                                            ------

TOP 5 SECTORS
(by percentage of net assets)
High Yield         53%

Investment Grade   21%

U.S. Government    19%

Equity             4%

Cash               3%


--------------------------------
   TOTAL NET ASSETS: $79,598,192
--------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A        7.45%        n/a        5.60%
--------------------------------------------
Class B        7.61%        n/a        5.18%
--------------------------------------------
Class C        9.93%        n/a        9.11%
--------------------------------------------
Class T       10.04%        n/a        6.39%
--------------------------------------------

CUMULATIVE TOTAL RETURNS
(does not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       17.60%        n/a       10.88%
--------------------------------------------
Class B       16.29%        n/a       10.18%
--------------------------------------------
Class C       16.13%        n/a       10.11%
--------------------------------------------
Class T       29.15%        n/a       10.39%
--------------------------------------------

    NORTHSTAR                                                  [NORTHSTAR LOGO]
    STRATEGIC INCOME FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR STRATEGIC INCOME FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 7.45% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 7.61% and 9.93% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on July 1, 1994 for Class T shares of 10.04%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.






                   NORTHSTAR STRATEGIC INCOME FUND -- CLASS A

                                         STRATEGIC
                                             A

                                          LEHMAN
                                CLASS A  AGG BOND    CPI

                                   9,527   10,000   10,000
                       6/95        9,492   10,064   10,010
                       7/95        9,566   10,069   10,030
                       8/95        9,666   10,152   10,040
                       9/95        9,773   10,220   10,050
                       10/95       9,841   10,332   10,080
                       11/95       9,936   10,458   10,090
                       12/95      10,104   10,612   10,111
                       1/96       10,322   10,678   10,151
                       2/96       10,262   10,451   10,171
                       3/96       10,219   10,363   10,212
                       4/96       10,271   10,292   10,253
                       5/96       10,349   10,274   10,284
                       6/96       10,378   10,412   10,294
                       7/96       10,407   10,436   10,325
                       8/96       10,444   10,411   10,335
                       9/96       10,697   10,596   10,366
                       10/96      10,908   10,843   10,397
                       11/96      11,174   11,043   10,428
                       12/96      11,203   10,920   10,460


                   NORTHSTAR STRATEGIC INCOME FUND -- CLASS B

                                           B

                                        LEHMAN
                              CLASS B  INT GOV'T   CPI

                                10,000   10,000   10,000
                     6/95        9,958   10,064   10,010
                     7/95       10,030   10,069   10,030
                     8/95       10,128   10,152   10,040
                     9/95       10,243   10,220   10,050
                     10/95      10,291   10,332   10,080
                     11/95      10,392   10,458   10,090
                     12/95      10,554   10,612   10,111
                     1/96       10,776   10,678   10,151
                     2/96       10,716   10,451   10,171
                     3/96       10,665   10,363   10,212
                     4/96       10,714   10,292   10,253
                     5/96       10,780   10,274   10,284
                     6/96       10,812   10,412   10,294
                     7/96       10,826   10,436   10,325
                     8/96       10,867   10,411   10,335
                     9/96       11,115   10,596   10,366
                     10/96      11,337   10,843   10,397
                     11/96      11,606   11,043   10,428
                     12/96      11,629   10,920   10,460




                   NORTHSTAR STRATEGIC INCOME FUND -- CLASS C

                                             C

                                          LEHMAN
                                CLASS C  INT GOV'T   CPI

                                  10,000   10,000   10,000
                       6/95        9,950   10,064   10,010
                       7/95       10,022   10,069   10,030
                       8/95       10,120   10,152   10,040
                       9/95       10,234   10,220   10,050
                       10/95      10,283   10,332   10,080
                       11/95      10,376   10,458   10,090
                       12/95      10,547   10,612   10,111
                       1/96       10,770   10,678   10,151
                       2/96       10,701   10,451   10,171
                       3/96       10,650   10,363   10,212
                       4/96       10,699   10,292   10,253
                       5/96       10,774   10,274   10,284
                       6/96       10,797   10,412   10,294
                       7/96       10,820   10,436   10,325
                       8/96       10,851   10,411   10,335
                       9/96       11,099   10,596   10,366
                       10/96      11,330   10,843   10,397
                       11/96      11,589   11,043   10,428
                       12/96      11,613   10,920   10,460



                   NORTHSTAR STRATEGIC INCOME FUND -- CLASS T

                                         T

                                      LEHMAN
                            CLASS T  INT GOV'T   CPI


                              10,000   10,000   10,000
                   7/94       10,058   10,131   10,030
                   8/94       10,259   10,160   10,070
                   9/94       10,243   10,076   10,090
                   10/94      10,183   10,078   10,100
                   11/94      10,141   10,034   10,110
                   12/94      10,214   10,067   10,131
                   1/95       10,283   10,231   10,161
                   2/95       10,573   10,428   10,192
                   3/95       10,608   10,486   10,212
                   4/95       10,849   10,607   10,253
                   5/95       11,019   10,906   10,284
                   6/95       11,028   10,976   10,294
                   7/95       11,109   10,982   10,314
                   8/95       11,219   11,072   10,325
                   9/95       11,339   11,146   10,335
                   10/95      11,404   11,269   10,366
                   11/95      11,519   11,406   10,376
                   12/95      11,699   11,574   10,397
                   1/96       11,947   11,646   10,439
                   2/96       11,882   11,399   10,460
                   3/96       11,827   11,303   10,501
                   4/96       11,883   11,225   10,543
                   5/96       11,958   11,206   10,575
                   6/96       11,996   11,356   10,586
                   7/96       12,013   11,382   10,617
                   8/96       12,060   11,355   10,628
                   9/96       12,337   11,557   10,660
                   10/96      12,586   11,826   10,692
                   11/96      12,866   12,044   10,724
                   12/96      12,915   11,910   10,756

    NORTHSTAR STRATEGIC INCOME FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                      Value
------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES -- 20.68%
FOREIGN GOVERNMENT SECURITIES -- 20.68% (1)
Canadian Government Bonds
9.00%, due 6/01/25                                                      2,000,000               $  1,798,407
Commonwealth of Australia Government Bonds
10.00%, due 10/15/07                                                    3,200,000                  3,012,924
Province of British Columbia, Canada
9.50%, due 1/09/12                                                      2,000,000                  1,790,987
Province of Quebec, Canada
7.50%, due 7/15/23 (2)                                                  3,000,000                  3,000,900
Republic of Italy
6.875%, due 9/27/23 (2)                                                 3,000,000                  2,856,540
Republic of Poland
3.75%, due 10/27/14 (2)                                                 3,500,000                  2,966,250
Spanish Government Bonds
10.00%, due 2/28/05                                                   112,000,000                  1,037,914
                                                                                                ------------
TOTAL INVESTMENT GRADE SECURITIES
(cost $15,470,462)                                                                                16,463,922
                                                                                                ------------
HIGH YIELD SECURITIES -- 42.63%
DOMESTIC BONDS & NOTES -- 32.90%
AIRLINES -- 1.29%
Continental Airlines, Inc.
9.50%, Sr. Notes, 12/15/01 #                                           $1,000,000                  1,025,000
                                                                                                ------------
BROADCASTING & MEDIA -- 1.31%
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 12/15/03                                  500,000                    512,500
Spanish Broadcasting System, Inc.
0/7.50%, Sr. Notes, 6/15/02 $                                             500,000                    532,500
                                                                                                ------------
                                                                                                   1,045,000
                                                                                                ------------
CHEMICALS -- 0.70%
Synthetic Industries, Inc.
12.75%, Debentures, 12/01/02                                              500,000                    553,750
                                                                                                ------------
CONSUMER PRODUCTS -- 2.91%
Jordan Industries, Inc.
10.375%, Sr. Notes, 8/01/03                                             1,000,000                    995,000
Shop-Vac Corp.
10.625%, Sr. Notes, 9/01/03 #                                           1,250,000                  1,321,875
                                                                                                ------------
                                                                                                   2,316,875
                                                                                                ------------
ENTERTAINMENT -- 1.26%
LodgeNet Entertainment Corp.
10.25%, Sr. Notes, 12/15/06 #                                           1,000,000                  1,005,000
                                                                                                ------------
FINANCE -- 2.54%
Riggs National Corp.
8.625%, Bonds, 12/31/26 #                                               2,000,000                  2,020,000
                                                                                                ------------
FOREST & PAPER PRODUCTS -- 1.33%
Stone Container Corp.
10.75%, 1st Mortgage Notes, 10/01/02                                    1,000,000                  1,057,500
                                                                                                ------------

    NORTHSTAR STRATEGIC INCOME FUND                            [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                   Principal Amount/Units                      Value
-------------------------------------------------------------------------------------------------------------
GROCERY -- 1.34%
Ralphs Grocery Co.
10.45%, Sr. Notes, 6/15/04                                              $1,000,000               $  1,065,000
                                                                                                 ------------
INDUSTRIALS AND COMMERCIAL SERVICES -- 2.59%
Statia Terms International
11.75%, 1st Mortgage Notes, 11/15/03 #                                   2,000,000                  2,060,000
                                                                                                 ------------
INSURANCE -- 1.63%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                   1,300,000                  1,300,000
                                                                                                 ------------
METALS & MINING -- 3.25%
Commonwealth Aluminum Corp.
10.75%, Sr. Subordinated Notes, 10/01/06                                 2,500,000                  2,587,500
                                                                                                 ------------
OIL & GAS -- 4.48%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                                                900,000                    994,500
Veritas DGC, Inc.
9.75%, Sr. Notes, 10/15/03                                               2,500,000                  2,575,000
                                                                                                 ------------
                                                                                                    3,569,500
                                                                                                 ------------
PRINTING & PUBLISHING -- 0.69%
Garden State Newspapers, Inc.
12.00%, Sr. Subordinated Notes, 7/01/04                                    500,000                    547,500
                                                                                                 ------------
TELECOMMUNICATIONS -- 3.93%
CS Wireless Systems, Inc.
0/11.375%, Units, 3/01/06 # $ (3)                                            3,000                  1,095,000
RSL Communications Ltd./PLC
12.25%, Units, 11/15/06 # (4)                                                2,000                  2,030,000
                                                                                                 ------------
                                                                                                    3,125,000
                                                                                                 ------------
TRANSPORTATION -- 0.68%
Moran Transportation Co.
11.75%, Sr. Guaranteed Notes, 7/15/04                                      500,000                    542,500
                                                                                                 ------------
UTILITIES -- 2.97%
CE Casecnan Water & Energy Co.
11.95%, Sr. Notes, 11/15/10                                              2,000,000                  2,365,000
                                                                                                 ------------
TOTAL DOMESTIC BONDS & NOTES                                                                       26,185,125
                                                                                                 ------------
FOREIGN BONDS & NOTES -- 9.73%
CABLE -- 2.31%
Le Groupe Videotron Ltee.
10.25%, Sr. Subordinated Notes, 10/15/02                                   500,000                    533,750
Rogers Cablesystems Ltd.
9.65%, Sr. Debentures, 1/15/14 (1)                                       1,750,000                  1,303,586
                                                                                                 ------------
                                                                                                    1,837,336
                                                                                                 ------------
CHEMICALS -- 0.62%
Acetex Corp.
9.75%, Sr. Secured Notes, 10/01/03                                         500,000                    493,750
                                                                                                 ------------

    NORTHSTAR STRATEGIC INCOME FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                             Principal Amount/Shares/Units                      Value
-------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES -- 1.87%
Republic of Argentina
5.25/6.00%, Government Guarantee, 3/31/23 $                             $1,000,000               $    631,250
Republic of Argentina
6.625%, Government Guarantee, 3/31/05 (5)                                  980,000                    857,500
                                                                                                 ------------
                                                                                                    1,488,750
                                                                                                 ------------
FOREST & PAPER PRODUCTS -- 1.37%
Indah Kiat International Finance
12.50%, Guaranteed Notes, 6/15/06                                          500,000                    556,250
Malette, Inc.
12.25%, Sr. Notes, 7/15/04                                                 500,000                    535,000
                                                                                                 ------------
                                                                                                    1,091,250
                                                                                                 ------------
TELECOMMUNICATIONS -- 1.65%
Colt Telecom Group PLC
0/12.00%, Units, 12/15/06 $ (6)                                                500                    298,750
Telecom Brazil Funding Corp.
11.09375%, Guaranteed Notes, 12/09/99 # (5)                              1,000,000                  1,015,000
                                                                                                 ------------
                                                                                                    1,313,750
                                                                                                 ------------
TRANSPORTATION -- 1.91%
Transportacion Maritima Mexica
10.00%, Sr. Notes, 11/15/06                                              1,500,000                  1,522,500
                                                                                                 ------------
TOTAL FOREIGN BONDS & NOTES
                                                                                                    7,747,336
                                                                                                 ------------
TOTAL HIGH YIELD SECURITIES
(cost $32,686,613)                                                                                 33,932,461
                                                                                                 ------------
CONVERTIBLE BONDS -- 10.30%
HEALTHCARE -- 7.41%
Healthsource, Inc.
5.00%, Subordinated Notes, 3/01/03                                       3,000,000                  2,394,780
TheraTx, Inc.
8.00%, Subordinated Debentures, 2/01/02                                  3,802,000                  3,497,840
                                                                                                 ------------
                                                                                                    5,892,620
                                                                                                 ------------
INSURANCE -- 2.89%
Penn Treaty America Corp.
6.25%, Subordinated Notes, 12/01/03 #                                    1,500,000                  1,617,660
Sierra Health Services, Inc.
7.50%, Debentures, 9/15/01                                                 750,000                    683,437
                                                                                                 ------------
                                                                                                    2,301,097
                                                                                                 ------------
TOTAL CONVERTIBLE BONDS
(cost $8,100,041)                                                                                   8,193,717
                                                                                                 ------------
PREFERRED STOCKS -- 4.46%
CABLE -- 0.65%
Cablevision Systems Corp., 11.75% &                                          5,456                    511,500
                                                                                                 ------------
COMPUTER SERVICES -- 2.34%
Vanstar Financing Trust, 6.75% # (7)                                        35,000                  1,863,435
                                                                                                 ------------
ENTERTAINMENT -- 1.47%
Time Warner, Inc., 10.25%                                                   10,749                  1,171,641
                                                                                                 ------------

    NORTHSTAR STRATEGIC INCOME FUND                             [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                   Shares/Principal Amount                      Value
-------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(cost $3,279,544)                                                                                $  3,546,576
                                                                                                 ------------
WARRANTS -- 0.01% @
CONSUMER PRODUCTS -- 0.01%
Chattem, Inc., (expires 6/17/99)                                               500                     10,125
                                                                                                 ------------
RETAIL & WHOLESALE -- 0.00%
Dairy Mart Convenience Stores, Inc.,
(expires 12/01/01)                                                           4,999                          0
                                                                                                 ------------
TOTAL WARRANTS
(cost $0)                                                                                              10,125
                                                                                                 ------------
RIGHTS -- 0.00%
FOREIGN GOVERNMENT -- 0.00%
United Mexican States                                                    1,000,000                          0
                                                                                                 ------------
HEAVY EQUIPMENT -- 0.00%
Terex Corp.                                                                  2,000                          0
                                                                                                 ------------
TOTAL RIGHTS
(cost $0)                                                                                                   0
                                                                                                 ------------
U.S. GOVERNMENT AND AGENCIES -- 18.83%
GNMA, 6.50%, due 4/15/26                                                $7,461,231                  7,116,149
GNMA, 7.00%, due 7/15/26                                                 8,050,176                  7,874,038
                                                                                                 ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
(cost $14,810,999)                                                                                 14,990,187
                                                                                                 ------------
TOTAL INVESTMENT SECURITIES -- 96.91%
(cost $74,347,659)                                                                                 77,136,988
REPURCHASE AGREEMENT -- 1.71%
Agreement with State Street Bank and Trust
bearing interest at 5.10% dated 12/31/96 to be
repurchased 1/02/97 in the amount of $1,362,386
and collateralized by $1,280,000 U.S. Treasury
Notes, 7.25% due 8/15/04, value $1,392,000
(cost $1,362,000)                                                        1,362,000                  1,362,000

Other assets less liabilities -- 1.38%                                                              1,099,204
                                                                                                 ------------
NET ASSETS -- 100.00%                                                                            $ 79,598,192
                                                                                                 ------------
                                                                                                 ------------

#   Sale restricted to qualified institutional investors.
$   Step Bond.
@   Non-income producing security.
&   Payment-in-kind security.
(1) The principal amount is shown in the respective country's currency.
(2) U.S. denominated security.
(3) A unit consists of $4,000 par value Sr. Discount Notes, 11.375% due 3/01/06 and 1.1 shares of common stock.
(4) A unit consists of $1,000 par value Sr. Notes, 12.25% due 11/15/06 and 1 warrant.
(5) Floating Rate Bond. Rate as of December 31, 1996.
(6) A unit consists of $1,000 par value Sr. Discount Notes, 12.00% due 12/15/06 and 1 warrant.
(7) Convertible Security.

See accompanying notes to financial statements.

                                   [PHOTO]                [PHOTO]
                                JEFFREY AURIGEMMA      PETER A. BAKST

    NORTHSTAR
    HIGH YIELD FUND

THE MARKETS
    (Bullet) Moderate market interest rates and a federal funds rate that stayed at 5.25% all year helped the U.S. economy maintain both GDP growth and inflation at about 3%. However, persistent fears of higher inflation, caused 10 and 30 year Treasury bond rates to end 1996 at 6.42% and 6.64%, respectively, 70-80 basis points higher than where they started. That kept total returns on most bonds below 4%. In contrast, sustained growth in the U.S. economy and in corporate profits sent stock prices to record levels throughout 1996; all the major stock averages returned 18% or more. Rising securities prices also boosted the value of the U.S. dollar.
    (Bullet) Total returns for domestic and foreign high yield bonds were very high last year, exceeding 12% and 28%, respectively. Both of those groups benefited from broader institutional demand. Emerging market bond prices also reflected continued economic progress by the issuers. Since the credit profiles of domestic high yield bonds improves with the amount of equity below them, those bonds' prices were boosted by higher stock valuations.
    (Bullet) There is a weakening consensus that the U.S. economy will maintain annual GDP growth and CPI inflation rates below 3%. The short-run outlook for U.S. debt and equity markets nonetheless remains positive for 1997. The strong U.S. dollar limits the safe harbors among foreign issuers; even those pursuing economic reforms.

THE FUND
    (Bullet) From 12/31/95 to 12/31/96, the total returns of the Fund's Class A,
             B, C and T shares were 14.74%, 13.94%, 13.93% and 14.49%,
             respectively. The Fund's superior performance promoted sales that led its net assets to increase 28% in 1996, from $180 million to over $231 million.
    (Bullet) The Fund's performance was enhanced by changes in portfolio allocations that anticipated changes in the markets. We underweighted investments in cyclical industries (e.g., steel, chemicals and paper). However, we increased returns by increasing investments in the telecommunications, energy, broadcasting and healthcare industries and in high-quality emerging market corporate bonds. We raised cash to avoid year-end losses.
    (Bullet) Bonds issued by companies that are high quality players in their industries contributed significantly to the Fund's high returns (e.g., APP, EchoStar, Grupo Televisa, MFS, Teleport and Time Warner).

CURRENT STRATEGY
    (Bullet) Continue to manage the Fund as a conservative "all-weather" high yield fund with limited downside risk.
    (Bullet) Focus on bonds rated B2/B or higher. Continue to invest in companies with strong cash flows or asset protection whose securities have the potential for credit upgrades.

-----------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
-----------------------------------------------

TOP 10 HOLDINGS
NAME                                          % FUND

    1     MFS Communications, Inc.              2.1%

    2     CE Casecnan Water & Energy            2.0

    3     EchoStar Satellite Broadcasting       2.0

    4     Grupo Televisa SA                     2.0


    5     Teleport Comm. Group, Inc.            2.0

    6     Telewest PLC                          2.0

    7     Time Warner, Inc.                     2.0

    8     Americo Life, Inc.                    1.8

    9     APP International                     1.8

   10     Sweetheart Cup Co., Inc.              1.8
                                              ------
                                               19.5%
                                              ------
                                              ------

  TOP 5 INDUSTRIES
  (by percentage of net assets)

  Telecommunications  15%

  Utility              7%

  Broadcasting         7%

  Cable                6%

  Entertainment        6%


---------------------------------
   TOTAL NET ASSETS: $231,051,719
---------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A        8.55%         n/a       9.25%
--------------------------------------------
Class B        8.81%         n/a       8.93%
--------------------------------------------
Class C       11.21%         n/a      12.93%
--------------------------------------------
Class T       10.97%      14.07%      10.49%
--------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       19.46%         n/a      14.74%
--------------------------------------------
Class B       18.28%         n/a      13.94%
--------------------------------------------
Class C       18.28%         n/a      13.93%
--------------------------------------------
Class T      120.40%      93.16%      14.49%
--------------------------------------------

    NORTHSTAR                                                   [NORTHSTAR LOGO]
    HIGH YIELD FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR HIGH YIELD FUND AND COMPARATIVE INDICES FROM
         INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL
         YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 8.55% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 8.81% and 11.21% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on May 30, 1989 for Class T shares of 10.97%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.




                      NORTHSTAR HIGH YIELD FUND -- CLASS A

                                            A

                                         LEHMAN
                               CLASS A   HY BOND    CPI

                                  9,530   10,000   10,000
                      6/95        9,454   10,064   10,010
                      7/95        9,676   10,191   10,030
                      8/95        9,689   10,222   10,040
                      9/95        9,768   10,348   10,050
                      10/95       9,781   10,412   10,080
                      11/95       9,805   10,504   10,090
                      12/95       9,922   10,669   10,111
                      1/96       10,213   10,857   10,151
                      2/96       10,261   10,865   10,171
                      3/96       10,215   10,858   10,212
                      4/96       10,308   10,882   10,253
                      5/96       10,389   10,947   10,284
                      6/96       10,398   11,038   10,294
                      7/96       10,455   11,088   10,325
                      8/96       10,648   11,208   10,335
                      9/96       10,929   11,478   10,366
                      10/96      11,013   11,567   10,397
                      11/96      11,236   11,795   10,428
                      12/96      11,384   11,880   10,460

                     NORTHSTAR HIGH YIELD FUND -- CLASS B

                                             B

                                          LEHMAN
                                CLASS B   HY BOND    CPI

                                  10,000   10,000   10,000
                       6/95        9,915   10,064   10,010
                       7/95       10,142   10,191   10,030
                       8/95       10,149   10,222   10,040
                       9/95       10,227   10,348   10,050
                       10/95      10,233   10,412   10,080
                       11/95      10,265   10,504   10,090
                       12/95      10,381   10,669   10,111
                       1/96       10,679   10,857   10,151
                       2/96       10,711   10,865   10,171
                       3/96       10,657   10,858   10,212
                       4/96       10,760   10,882   10,253
                       5/96       10,826   10,947   10,284
                       6/96       10,842   11,038   10,294
                       7/96       10,883   11,088   10,325
                       8/96       11,090   11,208   10,335
                       9/96       11,375   11,478   10,366
                       10/96      11,456   11,567   10,397
                       11/96      11,680   11,795   10,428
                       12/96      11,827   11,880   10,460









                      NORTHSTAR HIGH YIELD FUND -- CLASS C

                                            C

                                         LEHMAN
                               CLASS C   HY BOND    CPI

                                 10,000   10,000   10,000
                      6/95        9,915   10,064   10,010
                      7/95       10,142   10,191   10,030
                      8/95       10,149   10,222   10,040
                      9/95       10,227   10,348   10,050
                      10/95      10,233   10,412   10,080
                      11/95      10,265   10,504   10,090
                      12/95      10,381   10,669   10,111
                      1/96       10,667   10,857   10,151
                      2/96       10,711   10,865   10,171
                      3/96       10,657   10,858   10,212
                      4/96       10,748   10,882   10,253
                      5/96       10,826   10,947   10,284
                      6/96       10,843   11,038   10,294
                      7/96       10,883   11,088   10,325
                      8/96       11,090   11,208   10,335
                      9/96       11,376   11,478   10,366
                      10/96      11,456   11,567   10,397
                      11/96      11,680   11,795   10,428
                      12/96      11,827   11,880   10,460




                      NORTHSTAR HIGH YIELD FUND -- CLASS T

                                            T

                                         LEHMAN
                               CLASS T   HY BOND    CPI


                                 10,000   10,000   10,000
                      6/89        9,954   10,124   10,020
                      7/89        9,916   10,111   10,060
                      8/89        9,969   10,145   10,060
                      9/89        9,725    9,975   10,080
                      10/89       9,242    9,738   10,131
                      11/89       9,181    9,719   10,161
                      12/89       9,120    9,734   10,202
                      1/90        8,629    9,525   10,293
                      2/90        8,439    9,329   10,335
                      3/90        8,659    9,573   10,376
                      4/90        8,399    9,557   10,407
                      5/90        8,671    9,742   10,428
                      6/90        8,924    9,977   10,490
                      7/90        9,111   10,246   10,543
                      8/90        8,562    9,663   10,627
                      9/90        7,879    8,957   10,702
                      10/90       7,529    8,487   10,777
                      11/90       7,653    8,752   10,798
                      12/90       7,789    8,796   10,841
                      1/91        7,968    9,037   10,885
                      2/91        8,502   10,026   10,896
                      3/91        9,042   10,617   10,896
                      4/91        9,717   11,052   10,928
                      5/91        9,827   11,072   10,961
                      6/91        9,885   11,400   10,983
                      7/91       10,210   11,764   11,005
                      8/91       10,337   12,035   11,038
                      9/91       10,519   12,202   11,071
                      10/91      11,035   12,610   11,093
                      11/91      11,097   12,675   11,138
                      12/91      11,410   12,858   11,171
                      1/92       12,350   13,311   11,182
                      2/92       12,834   13,639   11,205
                      3/92       12,869   13,808   11,249
                      4/92       12,953   13,861   11,272
                      5/92       13,171   14,056   11,294
                      6/92       13,270   14,188   11,328
                      7/92       13,628   14,403   11,362
                      8/92       13,683   14,591   11,385
                      9/92       13,940   14,740   11,408
                      10/92      13,872   14,532   11,453
                      11/92      14,289   14,716   11,476
                      12/92      14,556   14,883   11,499
                      1/93       14,907   15,316   11,522
                      2/93       14,905   15,586   11,557
                      3/93       15,261   15,787   11,580
                      4/93       15,162   15,924   11,626
                      5/93       15,671   16,114   11,649
                      6/93       16,218   16,452   11,661
                      7/93       16,535   16,612   11,673
                      8/93       16,667   16,751   11,696
                      9/93       16,801   16,795   11,708
                      10/93      17,142   17,134   11,766
                      11/93      17,244   17,216   11,790
                      12/93      17,306   17,430   11,813
                      1/94       17,862   17,808   11,825
                      2/94       18,028   17,762   11,861
                      3/94       17,536   17,090   11,884
                      4/94       17,097   16,974   11,908
                      5/94       17,096   16,983   11,920
                      6/94       17,036   17,035   11,956
                      7/94       17,150   17,180   11,992
                      8/94       17,227   17,302   12,040
                      9/94       17,236   17,304   12,064
                      10/94      17,274   17,345   12,076
                      11/94      16,951   17,127   12,088
                      12/94      16,929   17,254   12,112
                      1/95       17,131   17,488   12,149
                      2/95       17,540   18,088   12,185
                      3/95       17,663   18,283   12,209
                      4/95       18,163   18,748   12,258
                      5/95       18,435   19,273   12,295
                      6/95       18,371   19,396   12,307
                      7/95       18,797   19,641   12,332
                      8/95       18,818   19,701   12,344
                      9/95       18,968   19,944   12,357
                      10/95      18,987   20,067   12,394
                      11/95      19,052   20,244   12,406
                      12/95      19,250   20,562   12,431
                      1/96       19,810   20,924   12,481
                      2/96       19,897   20,940   12,505
                      3/96       19,803   20,926   12,555
                      4/96       19,979   20,972   12,606
                      5/96       20,132   21,098   12,644
                      6/96       20,146   21,273   12,656
                      7/96       20,255   21,371   12,694
                      8/96       20,625   21,601   12,707
                      9/96       21,191   22,122   12,745
                      10/96      21,327   22,292   12,783
                      11/96      21,754   22,731   12,822
                      12/96      22,039   22,895   12,860

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES -- 62.18%
AIRLINES -- 0.98%
SC International Services, Inc.
13.00%, Sr. Subordinated Notes, 10/01/05                               $2,000,000               $  2,265,000
                                                                                                ------------
AUTOMOTIVE -- 1.43%
Collins & Aikman Products Co.
11.50%, Sr. Subordinated Notes, 4/15/06                                 3,000,000                  3,300,000
                                                                                                ------------
BROADCASTING & MEDIA -- 6.08%
American Radio Systems Corp.
9.00%, Sr. Subordinated Notes, 2/01/06                                  1,500,000                  1,479,375
Jacor Communications Co.
9.75%, Sr. Subordinated Notes, 12/15/06                                 1,000,000                  1,027,500
JCAC, Inc.
10.125%, Sr. Subordinated Notes, 6/15/06                                3,000,000                  3,112,500
SCI Television, Inc.
11.00%, Sr. Notes, 6/30/05                                              2,500,000                  2,693,750
SFX Broadcasting, Inc.
10.75%, Sr. Subordinated Notes, 5/15/06                                 3,000,000                  3,172,500
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 12/15/03                                1,250,000                  1,281,250
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 9/30/05                                 1,250,000                  1,281,250
                                                                                                ------------
                                                                                                  14,048,125
                                                                                                ------------
CABLE -- 1.34%
Comcast Corp.
9.375%, Sr. Subordinated Debentures, 5/15/05                            2,000,000                  2,090,000
Heartland Wireless Communications, Inc.
13.00%, Sr. Notes, 4/15/03                                              1,000,000                    995,000
                                                                                                ------------
                                                                                                   3,085,000
                                                                                                ------------
CONGLOMERATES -- 0.72%
Alliant Techsystems, Inc.
11.75%, Sr. Subordinated Notes, 3/01/03                                 1,500,000                  1,672,500
                                                                                                ------------
CONSUMER PRODUCTS -- 2.91%
Rayovac Corp.
10.25%, Sr. Subordinated Notes, 11/01/06 #                              2,400,000                  2,493,000
Sweetheart Cup Co., Inc.
10.50%, Sr. Subordinated Notes, 9/01/03                                 4,000,000                  4,230,000
                                                                                                ------------
                                                                                                   6,723,000
                                                                                                ------------
ENVIRONMENTAL CONTROL -- 0.68%
Allied Waste North America, Inc.
10.25%, Sr. Subordinated Notes, 12/01/06 #                              1,500,000                  1,578,750
                                                                                                ------------
FINANCIAL SERVICES -- 0.73%
Homeside, Inc.
11.25%, Sr. Notes, 5/15/03                                              1,500,000                  1,680,000
                                                                                                ------------
FOOD -- 0.68%
International Home Foods, Inc.
10.375%, Sr. Subordinated Notes, 11/01/06 #                             1,500,000                  1,567,500
                                                                                                ------------

    NORTHSTAR HIGH YIELD FUNDU                                 [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
GROCERY -- 2.88%
Jitney-Jungle Stores of America, Inc.
12.00%, Sr. Notes, 3/01/06                                             $2,000,000               $  2,122,500
Pathmark Stores, Inc.
9.625%, Sr. Subordinated Notes, 5/01/03                                 2,500,000                  2,406,250
Ralphs Grocery Co.
10.45%, Sr. Notes, 6/15/04                                              2,000,000                  2,130,000
                                                                                                ------------
                                                                                                   6,658,750
                                                                                                ------------
HEALTHCARE -- 3.56%
Dade International, Inc.
11.125%, Sr. Subordinated Notes, 5/01/06                                1,900,000                  2,066,250
Imed Corp.
9.75%, Sr. Subordinated Notes, 12/01/06 #                               2,900,000                  2,961,625
Integrated Health Services, Inc.
10.25%, Sr. Subordinated Notes, 4/30/06 #                               2,000,000                  2,095,000
Tenet Healthcare Corp.
10.125%, Sr. Subordinated Notes, 3/01/05                                1,000,000                  1,110,000
                                                                                                ------------
                                                                                                   8,232,875
                                                                                                ------------
HOTEL & GAMING -- 4.17%
Capital Gaming International, Inc.
0%, Promissory Notes, 8/01/95*                                             10,000                          0
Courtyard By Marriott Ltd.
10.75%, Sr. Secured Notes, 2/01/08                                      2,000,000                  2,125,000
Grand Casino, Inc.
10.125%, 1st Mortgage Notes, 12/01/03                                   1,000,000                  1,010,000
John Q. Hammons Hotels L.P.
9.75%, 1st Mortgage Notes, 10/01/05                                     1,000,000                  1,022,500
John Q. Hammons Hotels, Inc.
8.875%, 1st Mortgage Notes, 2/15/04                                     1,500,000                  1,496,250
Trump Atlantic City Funding, Inc.
11.25%, Company Guarantee, 5/01/06                                      4,000,000                  3,980,000
                                                                                                ------------
                                                                                                   9,633,750
                                                                                                ------------
INSURANCE -- 1.84%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                  4,250,000                  4,250,000
                                                                                                ------------
MANUFACTURING -- 0.62%
U.S. Can Corp.
10.125%, Sr. Subordinated Notes, 10/15/06 #                             1,350,000                  1,420,875
                                                                                                ------------
MISCELLANEOUS SERVICES -- 1.31%
Intertek Financial PLC
10.25%, Sr. Subordinated Notes, 11/01/06 #                              2,900,000                  3,030,500
                                                                                                ------------
OIL & GAS -- 2.09%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                                             2,000,000                  2,210,000
HS Resources, Inc.
9.875%, Sr. Subordinated Notes, 12/01/03                                2,500,000                  2,625,000
                                                                                                ------------
                                                                                                   4,835,000
                                                                                                ------------

    NORTHSTAR HIGH YIELD FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS -- 1.17%
SD Warren Co.
12.00%, Sr. Subordinated Notes, 12/15/04                               $2,500,000               $  2,703,125
                                                                                                ------------
PRINTING & PUBLISHING -- 0.95%
Garden State Newspapers, Inc.
12.00%, Sr. Subordinated Notes, 7/01/04                                 2,000,000                  2,190,000
                                                                                                ------------
RETAIL & WHOLESALE -- 1.22%
Waban, Inc.
11.00%, Sr. Subordinated Notes, 5/15/04                                 2,500,000                  2,812,500
                                                                                                ------------
STEEL -- 3.17%
AK Steel Corp.
10.75%, Sr. Notes, 4/01/04                                              2,000,000                  2,185,000
Bar Technologies, Inc.
13.50%, Sr. Secured Notes, 4/01/01                                      2,000,000                  2,055,000
UCAR Global Enterprises, Inc.
12.00%, Sr. Subordinated Notes, 1/15/05                                   535,000                    618,594
WCI Steel, Inc.
10.00%, Sr. Secured Notes, 12/01/04 #                                   2,400,000                  2,454,000
                                                                                                ------------
                                                                                                   7,312,594
                                                                                                ------------
TELECOMMUNICATIONS -- 13.42%
Alliant Computer Systems, Inc.
7.25%, Subordinated Debentures, 5/15/12 @*                                528,000                          0
Cellular, Inc.
0/11.75%, Sr. Subordinated Notes, 9/01/03 $                             3,000,000                  2,715,000
EchoStar Satellite Broadcasting Corp.
0/13.125%, Sr. Discount Notes, 3/15/04 $                                6,000,000                  4,560,000
MFS Communications, Inc.
0/8.875%, Sr. Discount Notes, 1/15/06 $                                 6,500,000                  4,769,375
Omnipoint Corp.
11.625%, Sr. Notes, 8/15/06                                             3,000,000                  3,142,500
Paging Network, Inc.
U10.125%, Sr. Subordinated Notes, 8/01/07                                4,000,000                  4,095,000
PriCellular Wireless Corp.
10.75%, Sr. Notes, 11/01/04 #                                           3,000,000                  3,138,750
Teleport Communications Group, Inc.
0/11.125%, Sr. Discount Notes, 7/01/07 $                                6,500,000                  4,501,250
Western Wireless Corp.
10.50%, Sr. Subordinated Notes, 6/01/06                                 1,900,000                  1,992,625
Western Wireless Corp.
10.50%, Sr. Subordinated Notes, 2/01/07                                 2,000,000                  2,095,000
                                                                                                ------------
                                                                                                  31,009,500
                                                                                                ------------
TEXTILES -- 0.90%
Avondale Mills, Inc.
10.25%, Sr. Subordinated Notes, 5/01/06                                 2,000,000                  2,080,000
                                                                                                ------------

    NORTHSTAR HIGH YIELD FUND                                [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                         Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 1.99%
Moran Transportation Co.
11.75%, Sr. Guaranteed Notes, 7/15/04                                  $2,200,000               $  2,387,000
Sea Containers Ltd.
12.50%, Sr. Subordinated Debentures, 12/01/04                           2,000,000                  2,220,000
                                                                                                ------------
                                                                                                   4,607,000
                                                                                                ------------
UTILITIES -- 7.34%
AES Corp.
10.25%, Sr. Subordinated Notes, 7/15/06                                 3,000,000                  3,225,000
CalEnergy, Inc.
9.50%, Sr. Notes, 9/15/06                                               1,000,000                  1,032,500
California Energy, Inc.
9.875%, Sr. Notes, 6/30/03                                              1,000,000                  1,045,000
California Energy, Inc.
0/10.25%, Sr. Discount Notes, 1/15/04 $                                 2,650,000                  2,809,000
Calpine Corp.
10.50%, Sr. Notes, 5/15/06                                              2,000,000                  2,130,000
CE Casecnan Water & Energy Co.
11.95%, Sr. Notes, 11/15/10                                             4,000,000                  4,730,000
Long Island Lighting Co.
7.125%, Debentures, 6/01/05                                             2,100,000                  1,995,588
                                                                                                ------------
                                                                                                  16,967,088
                                                                                                ------------
TOTAL DOMESTIC BONDS & NOTES
(cost $135,125,280)                                                                              143,663,432
                                                                                                ------------
FOREIGN BONDS & NOTES -- 20.75%
BROADCASTING & MEDIA -- 0.70%
Bell Cablemedia PLC
0/11.875%, Sr. Discount Notes, 9/15/05 $                                2,000,000                  1,625,000
                                                                                                ------------
CABLE -- 4.72%
Multicanal Participacoes SA
12.625%, Company Guarantee, 6/18/04                                     3,000,000                  3,240,000
Rogers Cablesystems Ltd.
9.625%, Notes, 8/01/02                                                  3,000,000                  3,138,750
Telewest, PLC
0/11.00%, Sr. Discount Debentures, 10/01/07 $                           6,500,000                  4,525,625
                                                                                                ------------
                                                                                                  10,904,375
                                                                                                ------------
CHEMICALS -- 0.86%
Acetex Corp.
9.75%, Sr. Secured Notes, 10/01/03                                      2,000,000                  1,975,000
                                                                                                ------------

    NORTHSTAR HIGH YIELD FUND                          PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                  Principal Amount/Shares                      Value
------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.57%
Celestica International, Inc.
10.50%, Sr. Subordinated Notes, 12/31/06 #                             $3,450,000               $  3,631,125
                                                                                                ------------
ENTERTAINMENT -- 3.69%
Globo Comunicacoes e Participacoes Ltda.
9.875%, Company Guarantee, 12/20/04 #                                   4,000,000                  4,000,000
Grupo Televisa SA
11.375%, Sr. Notes, 5/15/03                                             4,200,000                  4,525,500
                                                                                                ------------
                                                                                                   8,525,500
                                                                                                ------------
METALS & MINING -- 1.32%
Royal Oaks Mines, Inc.
11.00%, Sr. Subordinated Notes, 8/15/06                                 3,000,000                  3,060,000
                                                                                                ------------
PAPER PRODUCTS -- 4.43%
APP International Finance Co.
11.75%, Guaranteed Secured Notes, 10/01/05                              3,900,000                  4,221,750
Grupo Industrial Durango SA
12.00%, Sr. Notes, 7/15/01                                              2,600,000                  2,795,000
Malette, Inc.
12.25%, Sr. Notes, 7/15/04                                              3,000,000                  3,210,000
                                                                                                ------------
                                                                                                  10,226,750
                                                                                                ------------
PRINTING & PUBLISHING -- 1.78%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06 #                               4,000,000                  4,120,000
                                                                                                ------------
TELECOMMUNICATIONS -- 1.68%
Fonorola, Inc.
12.50%, Sr. Notes, 8/15/02                                              1,000,000                  1,093,750
Telefonica de Argentina SA
11.875%, Notes, 11/01/04                                                2,500,000                  2,775,000
                                                                                                ------------
                                                                                                   3,868,750
                                                                                                ------------
TOTAL FOREIGN BONDS & NOTES
(cost $45,645,489)                                                                                47,936,500
                                                                                                ------------
COMMON STOCKS -- 0.00%
GAMING -- 0.00%
Capital Gaming International, Inc. @                                       44,540                      3,652
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $274,102)                                                                                        3,652
                                                                                                ------------
PREFERRED STOCKS -- 4.21%
BANKING -- 0.87%
First Nationwide Bank Corp., 11.50%                                        17,500                  2,007,031
                                                                                                ------------
ENTERTAINMENT -- 2.03%
Time Warner, Inc., 10.25%                                                  43,004                  4,687,436
                                                                                                ------------
HEALTHCARE -- 0.88%
Fresenius Medical Care Capital Trust, 9.00%                                 2,000                  2,045,000
                                                                                                ------------
PRINTING & PUBLISHING -- 0.43%
K III Communications Corp., 10.00%                                         10,000                    982,500
                                                                                                ------------

    NORTHSTAR HIGH YIELD FUND                                  [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                  Shares/Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(cost $8,749,130)                                                                               $  9,721,967
                                                                                                ------------
WARRANTS -- 0.05% @
GAMING -- 0.00%
Capital Gaming International, Inc., (expires 2/01/99)                      36,318                      1,271
                                                                                                ------------
STEEL -- 0.05%
Bar Technologies, Inc., (expires 4/01/01)                                   2,000                    120,000
                                                                                                ------------
TOTAL WARRANTS
(cost $73,425)                                                                                       121,271
                                                                                                ------------
RIGHTS -- 0.00%
FOREIGN GOVERNMENT -- 0.00%
United Mexican States                                                   1,500,000                          0
                                                                                                ------------
HEAVY EQUIPMENT -- 0.00%
Terex Corp.                                                                 8,000                          0
                                                                                                ------------
TOTAL RIGHTS
(cost $0)                                                                                                  0
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 87.19%
(cost $189,867,426)                                                                              201,446,822
REPURCHASE AGREEMENT -- 11.22%
Agreement with State Street Bank and Trust bearing
interest at 5.10% dated 12/31/96 to be repurchased
1/02/97 in the amount of $25,946,349 and
collateralized by $26,490,000 U.S. Treasury Notes,
5.75% due 12/31/98, value $26,461,020
(cost $25,939,000)                                                    $25,939,000                 25,939,000

Other assets less liabilities -- 1.59%                                                             3,665,897
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $231,051,719
                                                                                                ------------
                                                                                                ------------

 @ Non-income producing security.
 # Sale restricted to qualified institutional investors.
 $ Step Bond.
 * Bankrupt security.

See accompanying notes to financial statements.

                                          [PHOTO]             [PHOTO]
                                        THOMAS OLE DIAL        PETER BAKST

    NORTHSTAR
    BALANCE SHEET
    OPPORTUNITIES FUND

THE MARKETS
    (Bullet) Yields on the 10 year and 30 year Treasury bonds were volatile throughout the year, rising to 6.42% and 6.64% from 5.57% and 5.95%, respectively. Continued economic strength made market participants wary of a Fed tightening, while benign inflation numbers capped the rise on Treasury yields.
    (Bullet) The stock market remained strong, with the Dow Industrial 30 rising a remarkable 28.89%, while the S&P 500 rose 22.94%. As evidenced by the Russell 2000 return of 16.54%, small cap stocks underperformed severely, as investors sought large cap companies showing strong earnings momentum.
    (Bullet) The High Yield market performed strongly, with the Lipper average up 13.67%, as a strong economy and high equity prices created strong demand for high yield securities. As a result, high yield spread to Treasuries narrowed to approximately 355 basis points from 420 basis points.

THE FUND
    (Bullet) The Fund's returns on class A, B, C, and T shares for 1996 were
             10.54%, 9.76%, 9.72%, and 10.18%, respectively. An overexposure to an eclectic group of convertible bonds such as TWA hurt the performance of the Fund. In addition, an underweighting of high yield bonds also prevented the Fund from taking advantage of the strong performance of that asset class.
    (Bullet) Holdings were increased in the telecommunications, broadcasting, and utility sectors. Exposure was reduced in airlines, pharmaceuticals and healthcare.
    (Bullet) Towards the latter part of the year, we increased our holdings of high yield bonds to 11.80% from 6.30% of assets. Convertible bonds and preferreds were reduced to 23.40% and 21.30%, respectively. Our cash position rose to 25%.

CURRENT STRATEGY
    (Bullet) We will continue to restructure the portfolio, focusing on both straight debt and equities. Exposure to convertible securities will continue to be reduced, while seeking investments with either high current income or greater capital appreciation potential. We will continue to emphasize "bottom-up" security analysis rather than macro economic strategy.

-----------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
-----------------------------------------------

TOP 10 HOLDINGS
NAME                                      % FUND

    1     SA Telecommunications, Inc.       3.0%

    2     Royal Oak Mines, Inc.             2.4

    3     Trump Atlantic City               2.3

    4     Comcast Corp.                     2.2

    5     Beverly Enterprises, Inc.         1.8

    6     Roche Holdings, Inc.              1.8

    7     Kaman Corp.                       1.7

    8     Multicanal Participacoes SA       1.7

    9     Unocal Corp.                      1.7

   10     Alexander & Alexander             1.6
                                          ------
                                           20.2%
                                          ------
                                          ------


TOP 5 INDUSTRIES
(by percentage of net assets)

Telecommunications  15%

Oil & Gas            7%

Finance              6%

Utility              5%

Broadcasting         5%

---------------------------------
    TOTAL NET ASSETS: $64,726,986
---------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       11.00%         n/a       5.25%
--------------------------------------------
Class B       11.56%         n/a       5.07%
--------------------------------------------
Class C       13.66%         n/a       8.78%
--------------------------------------------
Class T        9.71%       9.98%       6.42%
--------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
UClass A       23.85%         n/a      10.54%
--------------------------------------------
Class B       22.55%         n/a       9.76%
--------------------------------------------
Class C       22.42%         n/a       9.72%
--------------------------------------------
Class T      174.85%      60.87%      10.18%
--------------------------------------------

    NORTHSTAR                                                 [NORTHSTAR LOGO]
    BALANCE SHEET
    OPPORTUNITIES FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 11.00% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 11.56% and 13.66% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on February 3, 1986 for Class T shares of 9.71%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.




             NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND -- CLASS A


                                   A

                                                   LEHMAN
                      CLASS A  S & P 500   CPI   GOVT/CORP

                         9,522   10,000   10,000    10,000
             6/95        9,472   10,280   10,010    10,067
             7/95        9,767   10,607   10,030    10,068
             8/95        9,917   10,604   10,040    10,160
             9/95       10,100   11,095   10,050    10,233
             10/95       9,993   11,039   10,080    10,346
             11/95      10,458   11,493   10,090    10,482
             12/95      10,669   11,761   10,111    10,592
             1/96       10,830   12,144   10,151    10,683
             2/96       10,864   12,228   10,171    10,558
             3/96       11,016   12,391   10,212    10,504
             4/96       11,119   12,558   10,253    10,467
             5/96       11,239   12,845   10,284    10,459
             6/96       11,199   12,946   10,294    10,570
             7/96       10,678   12,354   10,325    10,602
             8/96       11,104   12,586   10,335    10,610
             9/96       11,421   13,343   10,366    10,758
             10/96      11,412   13,692   10,397    10,948
             11/96      11,834   14,696   10,428    11,093
             12/96      11,793   14,454   10,460    11,022


            NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND -- CLASS B

                                  B

                                                  LEHMAN
                     CLASS B  S & P 500   CPI   GOVT/CORP

                       10,000   10,000   10,000    10,000
            6/95        9,946   10,280   10,010    10,067
            7/95       10,239   10,607   10,030    10,068
            8/95       10,397   10,604   10,040    10,160
            9/95       10,584   11,095   10,050    10,233
            10/95      10,464   11,039   10,080    10,346
            11/95      10,952   11,493   10,090    10,482
            12/95      11,165   11,761   10,111    10,592
            1/96       11,326   12,144   10,151    10,683
            2/96       11,352   12,228   10,171    10,558
            3/96       11,507   12,391   10,212    10,504
            4/96       11,615   12,558   10,253    10,467
            5/96       11,732   12,845   10,284    10,459
            6/96       11,683   12,946   10,294    10,570
            7/96       11,138   12,354   10,325    10,602
            8/96       11,574   12,586   10,335    10,610
            9/96       11,887   13,343   10,366    10,758
            10/96      11,877   13,692   10,397    10,948
            11/96      12,308   14,696   10,428    11,093
            12/96      12,255   14,454   10,460    11,022


             NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND -- CLASS C

                                    C

                                                    LEHMAN
                       CLASS C  S & P 500   CPI   GOVT/CORP

                         10,000   10,000   10,000    10,000
              6/95        9,943   10,280   10,010    10,067
              7/95       10,243   10,607   10,030    10,068
              8/95       10,402   10,604   10,040    10,160
              9/95       10,581   11,095   10,050    10,233
              10/95      10,461   11,039   10,080    10,346
              11/95      10,949   11,493   10,090    10,482
              12/95      11,158   11,761   10,111    10,592
              1/96       11,319   12,144   10,151    10,683
              2/96       11,354   12,228   10,171    10,558
              3/96       11,504   12,391   10,212    10,504
              4/96       11,603   12,558   10,253    10,467
              5/96       11,720   12,845   10,284    10,459
              6/96       11,673   12,946   10,294    10,570
              7/96       11,120   12,354   10,325    10,602
              8/96       11,555   12,586   10,335    10,610
              9/96       11,872   13,343   10,366    10,758
              10/96      11,872   13,692   10,397    10,948
              11/96      12,293   14,696   10,428    11,093
              12/96      12,242   14,454   10,460    11,022


             NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND -- CLASS T

                                       T

                                                            LEHMAN
                               CLASS T  S & P 500   CPI   GOVT/CORP


                                 10,000   10,000   10,000    10,000
                      2/86       10,150   10,606    9,980    10,235
                      3/86       10,400   11,261    9,920    10,504
                      4/86       10,300   11,103    9,880    10,575
                      5/86       10,420   11,660    9,910    10,452
                      6/86       10,551   11,922    9,950    10,694
                      7/86       10,556   11,223    9,960    10,802
                      8/86       11,046   12,022    9,970    11,045
                      9/86       10,763   11,094   10,010    10,955
                      10/86      11,063   11,700   10,030    11,097
                      11/86      11,198   11,952   10,050    11,203
                      12/86      11,076   11,713   10,090    11,241
                      1/87       11,607   13,257   10,150    11,354
                      2/87       11,713   13,746   10,191    11,412
                      3/87       11,778   14,210   10,232    11,388
                      4/87       11,489   14,047   10,283    11,180
                      5/87       11,424   14,131   10,314    11,154
                      6/87       11,725   14,918   10,355    11,289
                      7/87       11,881   15,637   10,386    11,315
                      8/87       12,037   16,185   10,428    11,286
                      9/87       11,773   15,903   10,469    11,139
                      10/87      10,503   12,443   10,501    11,458
                      11/87      10,321   11,381   10,543    11,531
                      12/87      10,483   12,320   10,564    11,652
                      1/88       11,082   12,818   10,606    11,950
                      2/88       11,324   13,354   10,617    12,083
                      3/88       11,225   13,021   10,648    12,037
                      4/88       11,236   13,144   10,702    12,016
                      5/88       11,178   13,186   10,734    11,964
                      6/88       11,582   13,883   10,777    12,154
                      7/88       11,582   13,808   10,820    12,128
                      8/88       11,476   13,275   10,852    12,147
                      9/88       11,713   13,927   10,907    12,358
                      10/88      12,004   14,289   10,939    12,526
                      11/88      11,835   14,019   10,972    12,419
                      12/88      11,887   14,351   11,005    12,431
                      1/89       12,315   15,372   11,049    12,561
                      2/89       12,216   14,927   11,082    12,510
                      3/89       12,338   15,368   11,138    12,563
                      4/89       12,674   16,138   11,216    12,815
                      5/89       12,984   16,704   11,272    13,068
                      6/89       13,109   16,721   11,294    13,398
                      7/89       13,691   18,199   11,339    13,672
                      8/89       13,918   18,481   11,339    13,496
                      9/89       13,893   18,509   11,362    13,559
                      10/89      13,688   18,042   11,419    13,847
                      11/89      13,881   18,340   11,453    13,978
                      12/89      13,989   18,885   11,499    14,018
                      1/90       13,414   17,586   11,602    13,928
                      2/90       13,389   17,735   11,649    13,979
                      3/90       13,493   18,313   11,695    13,998
                      4/90       13,227   17,821   11,731    13,949
                      5/90       13,931   19,462   11,754    14,255
                      6/90       14,072   19,462   11,825    14,447
                      7/90       14,058   19,361   11,884    14,647
                      8/90       13,492   17,535   11,979    14,587
                      9/90       13,317   16,800   12,063    14,700
                      10/90      13,440   16,688   12,147    14,870
                      11/90      13,836   17,687   12,171    15,096
                      12/90      14,098   18,297   12,220    15,303
                      1/91       14,446   19,057   12,269    15,459
                      2/91       15,031   20,339   12,281    15,583
                      3/91       15,282   20,945   12,281    15,689
                      4/91       15,282   20,952   12,318    15,860
                      5/91       15,535   21,760   12,355    15,956
                      6/91       15,013   20,899   12,380    15,968
                      7/91       15,572   21,837   12,404    16,146
                      8/91       15,944   22,265   12,442    16,455
                      9/91       16,073   22,016   12,479    16,738
                      10/91      16,247   22,278   12,504    16,929
                      11/91      16,262   21,300   12,554    17,123
                      12/91      17,084   23,849   12,592    17,541
                      1/92       16,895   23,375   12,604    17,382
                      2/92       16,792   23,599   12,629    17,449
                      3/92       16,652   23,250   12,680    17,381
                      4/92       16,845   23,898   12,705    17,534
                      5/92       17,275   23,922   12,731    17,806
                      6/92       17,208   23,693   12,769    18,070
                      7/92       17,717   24,626   12,807    18,429
                      8/92       17,673   24,035   12,833    18,613
                      9/92       17,853   24,439   12,858    18,867
                      10/92      17,671   24,490   12,910    18,621
                      11/92      18,019   25,232   12,936    18,551
                      12/92      18,460   25,664   12,962    18,799
                      1/93       18,859   25,843   12,987    19,164
                      2/93       19,319   26,115   13,026    19,467
                      3/93       19,814   26,781   13,052    19,544
                      4/93       19,614   26,101   13,105    19,701
                      5/93       19,753   26,693   13,131    19,657
                      6/93       20,225   26,907   13,144    19,966
                      7/93       20,381   26,764   13,157    20,014
                      8/93       20,960   27,685   13,183    20,332
                      9/93       21,230   27,599   13,197    20,416
                      10/93      21,387   28,134   13,263    20,471
                      11/93      20,882   27,771   13,289    20,356
                      12/93      21,062   28,238   13,316    20,450
                      1/94       21,664   29,156   13,329    20,677
                      2/94       21,127   28,278   13,369    20,371
                      3/94       20,377   27,175   13,396    20,035
                      4/94       20,377   27,488   13,423    19,898
                      5/94       20,410   27,828   13,436    19,912
                      6/94       20,146   27,291   13,476    19,914
                      7/94       20,511   28,151   13,517    20,201
                      8/94       20,677   29,210   13,571    20,264
                      9/94       20,386   28,625   13,598    20,077
                      10/94      20,235   29,224   13,612    20,075
                      11/94      19,832   28,069   13,625    19,985
                      12/94      19,939   28,622   13,652    20,055
                      1/95       20,250   29,315   13,693    20,392
                      2/95       20,856   30,373   13,734    20,814
                      3/95       21,071   31,400   13,762    20,932
                      4/95       21,456   32,279   13,817    21,192
                      5/95       22,190   33,449   13,858    21,832
                      6/95       22,188   34,386   13,872    21,978
                      7/95       22,860   35,479   13,900    21,981
                      8/95       23,214   35,469   13,914    22,181
                      9/95       23,646   37,111   13,928    22,340
                      10/95      23,379   36,925   13,970    22,588
                      11/95      24,468   38,443   13,984    22,884
                      12/95      24,948   39,338   14,012    23,124
                      1/96       25,303   40,621   14,068    23,323
                      2/96       25,382   40,903   14,096    23,050
                      3/96       25,732   41,447   14,152    22,933
                      4/96       25,973   42,004   14,209    22,853
                      5/96       26,254   42,964   14,251    22,834
                      6/96       26,139   43,303   14,266    23,076
                      7/96       24,923   41,322   14,308    23,146
                      8/96       25,916   42,099   14,323    23,164
                      9/96       26,635   44,632   14,366    23,486
                      10/96      26,615   45,797   14,409    23,902
                      11/96      27,597   49,158   14,452    24,217
                      12/96      27,485   48,347   14,495    24,062

    NORTHSTAR
    BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                                   Shares                      Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 16.74%
BROADCASTING & MEDIA -- 0.68%
EchoStar Communications Corp. @                                            20,000                $   440,000
                                                                                                 -----------
ENTERTAINMENT -- 1.16%
Time Warner, Inc.                                                          20,000                    750,000
                                                                                                 -----------
ENVIRONMENTAL CONTROL -- 0.57%
Allied Waste Industries, Inc. @                                            40,000                    370,000
                                                                                                 -----------
FINANCE -- 0.85%
Finova Group, Inc.                                                          8,600                    552,550
                                                                                                 -----------
FOREST & PAPER PRODUCTS -- 1.58%
Buckeye Cellulose Corp. @                                                  38,300                  1,019,738
                                                                                                 -----------
INSURANCE -- 0.52%
Allmerica Financial Corp.                                                  10,000                    335,000
                                                                                                 -----------
METALS & MINING -- 0.78%
U.S. Can Corp. @                                                           30,000                    506,250
                                                                                                 -----------
OIL & GAS -- 1.21%
KN Energy, Inc.                                                            20,000                    785,000
                                                                                                 -----------
RETAILING -- 1.79%
Safeway, Inc. @                                                            15,000                    641,250
Waban, Inc. @                                                              20,000                    520,000
                                                                                                 -----------
                                                                                                   1,161,250
                                                                                                 -----------
TELECOMMUNICATION -- 3.79%
MFS Communications, Inc. @                                                 10,000                    545,000
Omnipoint Corp. @                                                          20,000                    385,000
Paging Network, Inc. @                                                     30,000                    457,500
Western Wireless Corp. @                                                   30,000                    416,250
WorldCom, Inc. @                                                           25,000                    651,562
                                                                                                 -----------
                                                                                                   2,455,312
                                                                                                 -----------
TEXTILES -- 1.17%
Interface, Inc.                                                            37,500                    754,688
                                                                                                 -----------
UTILITIES -- 2.64%
AES Corp. @                                                                15,000                    697,500
CalEnergy, Inc. @                                                          30,000                  1,008,750
                                                                                                 -----------
                                                                                                   1,706,250
                                                                                                 -----------
TOTAL COMMON STOCKS
(cost $10,024,831)                                                                                10,836,038
                                                                                                 -----------
PREFERRED STOCKS -- 2.26%
BROADCASTING & MEDIA -- 1.47%
Paxson Communications Corp., 12.50%                                        10,000                    950,000
                                                                                                 -----------
HEALTHCARE -- 0.79%
Fresenius Medical Care Capital Trust, 9.00%                                   500                    511,250
                                                                                                 -----------
TOTAL PREFERRED STOCKS
(cost $1,500,000)                                                                                  1,461,250
                                                                                                 -----------
CONVERTIBLE PREFERRED STOCKS -- 17.71%
AIRLINES -- 0.76%
Trans World Airlines, Inc., 8.00% #                                        20,000                    495,000
                                                                                                 -----------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND                  [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                              Shares/Principal Amount/Units                     Value
-------------------------------------------------------------------------------------------------------------
BROADCASTING & MEDIA -- 2.32%
American Radio Systems Corp., 7.00% #                                        20,000               $   943,340
Merrill Lynch Co., Inc. ("Cox Communications")
6.00% due 6/01/99 (1)                                                        25,000                   556,250
                                                                                                  -----------
                                                                                                    1,499,590
                                                                                                  -----------
COMPUTER HARDWARE -- 1.53%
Wang Laboratories, Inc., 6.50% #                                             20,000                   992,500
                                                                                                  -----------
CONGLOMERATES -- 1.95%
Corning Delaware L.P., 6.00%                                                 11,400                   725,325
Pittston Mineral Group, 6.25% #                                              14,000                   539,000
                                                                                                  -----------
                                                                                                    1,264,325
                                                                                                  -----------
CONSUMER PRODUCTS -- 1.17%
Tyco Toys, Inc., $0.4125                                                     75,000                   759,375
                                                                                                  -----------
FINANCE -- 1.63%
Alexander & Alexander Services, Inc., $3.625 #                               22,200                 1,054,500
                                                                                                  -----------
MANUFACTURING -- 1.14%
Greenfield Capital Trust, 6.00% #                                            15,000                   735,540
                                                                                                  -----------
OIL & GAS -- 4.51%
Atlantic Richfield Co., 9.00% (2)                                            43,600                   937,400
Tejas Gas Corp., 5.25%                                                       15,000                   896,250
Unocal Corp., 6.25% #                                                        18,770                 1,084,174
                                                                                                  -----------
                                                                                                    2,917,824
                                                                                                  -----------
UTILITIES -- 2.70%
Kaman Corp., 6.50%                                                           20,300                 1,111,425
MCN Corp., 8.75%                                                             23,000                   635,375
                                                                                                  -----------
                                                                                                    1,746,800
                                                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $11,259,821)                                                                                 11,465,454
                                                                                                  -----------
CORPORATE BONDS -- 11.83%
ENVIRONMENTAL CONTROL -- 1.39%
Allied Waste North America, Inc.
10.25%, Sr. Subordinated Notes, 12/01/06 #                                 $400,000                   421,000
ICF Kaiser International, Inc.
13.00%, Units, 12/31/03 # (3)                                                   500                   477,500
                                                                                                  -----------
                                                                                                      898,500
                                                                                                  -----------
FINANCE -- 1.36%
Coinstar, Inc.
0/13.00%, Units, 10/01/06 # $ (4)                                             1,250                   883,750
                                                                                                  -----------
HOTEL & GAMING -- 2.31%
Trump Atlantic City Funding, Inc.
11.25%, Company Guarantee, 5/01/06                                        1,500,000                 1,492,500
                                                                                                  -----------
STEEL -- 0.79%
WCI Steel, Inc.
10.00%, Sr. Secured Notes, 12/01/04 #                                       500,000                   511,250
                                                                                                  -----------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                          Principal Amount                     Value
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 5.98%
EchoStar Satellite Broadcasting Corp.
0/13.125%, Sr. Discount Notes, 3/15/04 $                                $1,000,000               $   760,000
Omnipoint Corp.
11.625%, Sr. Notes, 8/15/06                                              1,000,000                 1,047,500
Paging Network, Inc.
10.00%, Sr. Subordinated Notes, 10/15/08 #                               1,000,000                 1,016,250
Western Wireless Corp.
10.50%, Sr. Subordinated Notes, 2/01/07                                  1,000,000                 1,047,500
                                                                                                 -----------
                                                                                                   3,871,250
                                                                                                 -----------
TOTAL CORPORATE BONDS
(cost $7,320,594)                                                                                  7,657,250
                                                                                                 -----------
CONVERTIBLE BONDS -- 19.45%
AEROSPACE & DEFENSE -- 1.33%
Gencorp, Inc.
8.00%, Subordinated Debentures, 8/01/02                                    750,000                   863,048
                                                                                                 -----------
CHEMICALS -- 1.77%
Roche Holdings, Inc.
0%, LYONS, 4/20/10 # (5)                                                 2,500,000                 1,143,750
                                                                                                 -----------
COMPUTER HARDWARE -- 1.39%
Apple Computer, Inc.
6.00%, Subordinated Notes, 6/01/01 #                                       900,000                   896,499
                                                                                                 -----------
ELECTRONICS -- 4.19%
Magnetek, Inc.
8.00%, Debentures, 9/15/01                                                 841,000                   864,127
Park Electrochemical Corp.
5.50%, Subordinated Notes, 3/01/06                                       1,000,000                   867,500
Solectron Corp.
6.00%, Subordinated Notes, 3/01/06 #                                       900,000                   982,764
                                                                                                 -----------
                                                                                                   2,714,391
                                                                                                 -----------
FINANCE -- 1.60%
Equitable Cos., Inc.
6.125%, Subordinated Debentures, 12/15/24                                  900,000                 1,037,250
                                                                                                 -----------
HEALTHCARE -- 3.04%
Beverly Enterprises, Inc.
5.50%, Subordinated Debentures, 8/01/18                                  1,125,000                 1,188,281
North American Vaccine, Inc.
6.50%, Subordinated Notes, 5/01/03 #                                       750,000                   776,250
                                                                                                 -----------
                                                                                                   1,964,531
                                                                                                 -----------
OIL & GAS -- 1.00%
Pogo Producing Co.
5.50%, Subordinated Notes, 3/15/04                                         300,000                   645,783
                                                                                                 -----------
TELECOMMUNICATION -- 5.13%
Comcast Corp.
3.375/5.50%, Subordinated Debentures, 9/09/05 $                          1,500,000                 1,410,420
SA Telecommunications, Inc.
10.00%, Subordinated Notes, 8/15/06 #                                    2,000,000                 1,910,000
                                                                                                 -----------
                                                                                                   3,320,420
                                                                                                 -----------

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND                 [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                          Principal Amount                     Value
------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(cost $11,813,469)                                                                               $12,585,672
                                                                                                 -----------
FOREIGN CORPORATE BONDS -- 7.05%
CABLE -- 1.67%
Multicanal Participacoes SA
12.625%, Company Guarantee, 6/18/04                                     $1,000,000                 1,080,000
                                                                                                 -----------
CHEMICALS -- 0.99%
Acetex Corp.
9.75%, Sr. Secured Notes, 10/01/03                                         650,000                   641,875
                                                                                                 -----------
ENTERTAINMENT -- 1.39%
Globo Comunicacoes e Participacoes Ltda.
9.875%, Company Guarantee, 12/20/04 #                                      900,000                   900,000
                                                                                                 -----------
METALS & MINING -- 2.36%
Royal Oaks Mines, Inc.
11.00%, Sr. Subordinated Notes, 8/15/06                                  1,500,000                 1,530,000
                                                                                                 -----------
NEWSPAPERS -- 0.64%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06 #                                  400,000                   412,000
                                                                                                 -----------
TOTAL FOREIGN CORPORATE BONDS
(cost $4,508,788)                                                                                  4,563,875
                                                                                                 -----------
TOTAL INVESTMENT SECURITIES -- 75.04%
(cost $46,427,503)                                                                                48,569,539
REPURCHASE AGREEMENT -- 24.41%
Agreement with State Street Bank and Trust bearing interest at
5.10% dated 12/31/96 to be repurchased 1/02/97 in the amount of $15,806,477 and collateralized by $16,175,000 U.S. Treasury
Bills, 5.25% due 12/31/97, value $16,121,930
(cost $15,802,000)                                                      15,802,000                15,802,000

Other assets less liabilities -- 0.55%                                                               355,447
                                                                                                 -----------
NET ASSETS -- 100.00%                                                                            $64,726,986
                                                                                                 -----------
                                                                                                 -----------

  @ Non-income producing security.
  # Sale restricted to qualified institutional investors.
  $ Step bond.
(1) Strypes -- Structured Yield Product Exchangeable for Stock.
(2) Mandatory conversion on 9/15/97 into shares of Lyondell Petroleum Co. common stock.
(3) A unit consists of $1,000 par value 13.00%, Sr. Subordinated Notes, 12/31/03 and 5 warrants.
(4) A unit consists of $1,000 par value 13.00%, Sr.. Subordinated Discount Notes, 10/01/06 and 1 warrant.
(5) LYONS -- Liquid yield option notes. Convertible into 144A American Depositary Shares.

See accompanying notes to the financial statements.

                                                            [PHOTO]
                                                        GEOFFREY WADSWORTH

    NORTHSTAR
    GROWTH FUND

THE MARKETS
    (Bullet) During 1996 the Dow Industrials rose 28.89%, the S&P 500 gained
             22.94%, and the Russell 2000 was up 16.54%.
    (Bullet) The U.S. equity market was much stronger than most forecasters had expected. It benefited from solid growth in the economy, good corporate earnings increases, and very modest inflation and interest rate increases.
    (Bullet) Purchase demand for equities was strong all year as money flowed into mutual funds, corporate mergers and buy-ins offset new issuances, and foreign buying picked up.
    (Bullet) At the start of 1996 concern over a slowdown due to a widespread inventory correction was reversed after the Federal Reserve lowered interest rates in January and better growth became evident. Small cap growth stocks led the first half, but lagged the large blue chips after June. The market suffered two brief corrections of 5% or more, first during July and again in December as inflationary fears were stirred by strong employment data.

THE FUND
    (Bullet) From 12/31/95 to 12/31/96, the total returns of the Funds Class A,
             B, C and T shares were 20.54%, 19.74%, 19.74% and 19.90%,
             respectively. This compares to the Lipper Growth Fund Index at 17.50%.
    (Bullet) The focus remains on high quality large and mid-cap companies.
             Investments are made where earnings growth prospects are above average and the equity valuation is reasonable or temporarily depressed.
    (Bullet) Areas that were particularly strong for the Fund included energy stocks, (oil drilling and natural gas), computer technology, financial, pharmaceuticals, aerospace, telecommunication services and consumer staples. Computer services holdings were disappointing. Consumer cyclicals, (monthly retailers), were strong during the first half but lagged badly in the second half. Conversely, semiconductor stocks which did poorly in the first half, finished with strong gains late in the year.

CURRENT STRATEGY
    (Bullet) The environment continues to be favorable for the financial markets going into 1997. While economic growth now appears to have been close to 4% in the fourth quarter of 1996, we think this will moderate allowing the outlook of 2 to 3% GDP growth with moderate 3 to 3.5% inflation to be extended.
    (Bullet) The Fund continues to favor holdings in technology, financial services, energy, health care, and specialty retailing. We continue to look for individual companies with consistent growth prospects and for global leaders that will benefit from a more synchronized worldwide expansion during 1997.

------------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
------------------------------------------------

TOP 10 HOLDINGS
NAME                                % FUND

    1     Global Marine, Inc.         4.5%

    2     Citicorp                    4.2
          Philip Morris Cos.,
    3     Inc.                        3.8
           Magna International,
    4     Inc.                        3.5

    5     WorldCom, Inc.              3.4

    6     Compaq Computer Corp.       3.2

    7     Schlumberger, Ltd.          3.2

    8     AMP, Inc.                   2.9

    9     Home Depot, Inc.            2.9

   10     Microsoft Corp.             2.9
                                    ------
                                     34.5%
                                    ------
                                    ------


TOP 5 INDUSTRIES
(by percentage of net assets)

Retailing          11%

Bank                8%

Pharmaceutical      6%

Financial Services  6%

Consumer Products   4%


--------------------------------
   TOTAL NET ASSETS: $79,964,487
--------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       16.94%         n/a      14.85%
--------------------------------------------
Class B       17.62%         n/a      14.74%
--------------------------------------------
Class C       19.85%         n/a      18.74%
--------------------------------------------
Class T       11.86%      10.43%      15.90%
--------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       34.45%         n/a      20.54%
--------------------------------------------
Class B       33.23%         n/a      19.74%
--------------------------------------------
Class C       33.12%         n/a      19.74%
--------------------------------------------
Class T      239.81%      64.22%      19.90%
--------------------------------------------

    NORTHSTAR
    GROWTH FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR GROWTH FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 16.94% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 17.62% and 19.85% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on February 3, 1986 for Class T shares of 11.86%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.


                        NORTHSTAR GROWTH FUND -- CLASS A

                                               A


                                  CLASS A  S & P 500   CPI

                                     9,524   10,000   10,000
                         6/95        9,864   10,280   10,010
                         7/95       10,331   10,607   10,030
                         8/95       10,320   10,604   10,040
                         9/95       10,554   11,095   10,050
                         10/95      10,310   11,039   10,080
                         11/95      10,635   11,493   10,090
                         12/95      10,623   11,761   10,111
                         1/96       10,691   12,144   10,151
                         2/96       10,739   12,228   10,171
                         3/96       10,930   12,391   10,212
                         4/96       11,327   12,558   10,253
                         5/96       11,696   12,845   10,284
                         6/96       11,676   12,946   10,294
                         7/96       10,985   12,354   10,325
                         8/96       11,361   12,586   10,335
                         9/96       12,134   13,343   10,366
                         10/96      12,168   13,692   10,397
                         11/96      13,044   14,696   10,428
                         12/96      12,805   14,454   10,460


                        NORTHSTAR GROWTH FUND -- CLASS B

                                         B


                               CLASS B  S & P 500   CPI

                                 10,000   10,000   10,000
                      6/95       10,350   10,280   10,010
                      7/95       10,840   10,607   10,030
                      8/95       10,823   10,604   10,040
                      9/95       11,056   11,095   10,050
                      10/95      10,799   11,039   10,080
                      11/95      11,136   11,493   10,090
                      12/95      11,127   11,761   10,111
                      1/96       11,191   12,144   10,151
                      2/96       11,241   12,228   10,171
                      3/96       11,435   12,391   10,212
                      4/96       11,844   12,558   10,253
                      5/96       12,225   12,845   10,284
                      6/96       12,189   12,946   10,294
                      7/96       11,464   12,354   10,325
                      8/96       11,852   12,586   10,335
                      9/96       12,648   13,343   10,366
                      10/96      12,634   13,692   10,397
                      11/96      13,582   14,696   10,428
                      12/96      13,323   14,454   10,460




                        NORTHSTAR GROWTH FUND -- CLASS C

                                              C


                                 CLASS C  S & P 500   CPI

                                   10,000   10,000   10,000
                        6/95       10,353   10,280   10,010
                        7/95       10,837   10,607   10,030
                        8/95       10,820   10,604   10,040
                        9/95       10,987   11,095   10,050
                        10/95      10,799   11,039   10,080
                        11/95      11,136   11,493   10,090
                        12/95      11,117   11,761   10,111
                        1/96       11,182   12,144   10,151
                        2/96       11,232   12,228   10,171
                        3/96       11,426   12,391   10,212
                        4/96       11,827   12,558   10,253
                        5/96       12,215   12,845   10,284
                        6/96       12,179   12,946   10,294
                        7/96       11,454   12,354   10,325
                        8/96       11,834   12,586   10,335
                        9/96       12,638   13,343   10,366
                        10/96      12,616   13,692   10,397
                        11/96      13,570   14,696   10,428
                        12/96      13,312   14,454   10,460



                        NORTHSTAR GROWTH FUND -- CLASS T

                                         T


                             CLASS T  S & P 500   CPI


                               10,000   10,000   10,000
                    2/86       10,310   10,606    9,980
                    3/86       10,750   11,261    9,920
                    4/86       10,580   11,103    9,880
                    5/86       11,041   11,660    9,910
                    6/86       11,110   11,922    9,950
                    7/86       10,285   11,223    9,960
                    8/86       10,995   12,022    9,970
                    9/86       10,454   11,094   10,010
                    10/86      10,865   11,700   10,030
                    11/86      11,096   11,952   10,050
                    12/86      10,895   11,713   10,090
                    1/87       11,966   13,257   10,150
                    2/87       12,441   13,746   10,191
                    3/87       12,741   14,210   10,232
                    4/87       12,641   14,047   10,283
                    5/87       12,869   14,131   10,314
                    6/87       13,345   14,918   10,355
                    7/87       13,831   15,637   10,386
                    8/87       14,110   16,185   10,428
                    9/87       13,903   15,903   10,469
                    10/87      10,893   12,443   10,501
                    11/87      10,241   11,381   10,543
                    12/87      10,904   12,320   10,564
                    1/88       11,403   12,818   10,606
                    2/88       11,851   13,354   10,617
                    3/88       11,675   13,021   10,648
                    4/88       11,769   13,144   10,702
                    5/88       11,665   13,186   10,734
                    6/88       12,052   13,883   10,777
                    7/88       12,041   13,808   10,820
                    8/88       11,841   13,275   10,852
                    9/88       12,282   13,927   10,907
                    10/88      12,640   14,289   10,939
                    11/88      12,461   14,019   10,972
                    12/88      12,725   14,351   11,005
                    1/89       13,481   15,372   11,049
                    2/89       13,322   14,927   11,082
                    3/89       13,520   15,368   11,138
                    4/89       14,037   16,138   11,216
                    5/89       14,640   16,704   11,272
                    6/89       14,343   16,721   11,294
                    7/89       15,483   18,199   11,339
                    8/89       15,843   18,481   11,339
                    9/89       15,919   18,509   11,362
                    10/89      15,440   18,042   11,419
                    11/89      15,745   18,340   11,453
                    12/89      15,813   18,885   11,499
                    1/90       14,569   17,586   11,602
                    2/90       14,819   17,735   11,649
                    3/90       15,482   18,313   11,695
                    4/90       14,748   17,821   11,731
                    5/90       16,295   19,462   11,754
                    6/90       16,270   19,462   11,825
                    7/90       16,075   19,361   11,884
                    8/90       14,731   17,535   11,979
                    9/90       13,855   16,800   12,063
                    10/90      13,831   16,688   12,147
                    11/90      14,476   17,687   12,171
                    12/90      14,984   18,297   12,220
                    1/91       15,871   19,057   12,269
                    2/91       17,142   20,339   12,281
                    3/91       17,591   20,945   12,281
                    4/91       17,531   20,952   12,318
                    5/91       18,229   21,760   12,355
                    6/91       17,339   20,899   12,380
                    7/91       18,364   21,837   12,404
                    8/91       18,882   22,265   12,442
                    9/91       18,665   22,016   12,479
                    10/91      19,173   22,278   12,504
                    11/91      18,799   21,300   12,554
                    12/91      20,692   23,849   12,592
                    1/92       20,501   23,375   12,604
                    2/92       20,553   23,599   12,629
                    3/92       20,117   23,250   12,680
                    4/92       20,497   23,898   12,705
                    5/92       20,712   23,922   12,731
                    6/92       19,952   23,693   12,769
                    7/92       20,623   24,626   12,807
                    8/92       20,307   24,035   12,833
                    9/92       20,496   24,439   12,858
                    10/92      20,963   24,490   12,910
                    11/92      22,165   25,232   12,936
                    12/92      22,357   25,664   12,962
                    1/93       22,098   25,843   12,987
                    2/93       22,125   26,115   13,026
                    3/93       22,863   26,781   13,052
                    4/93       22,303   26,101   13,105
                    5/93       22,972   26,693   13,131
                    6/93       22,885   26,907   13,144
                    7/93       22,913   26,764   13,157
                    8/93       23,884   27,685   13,183
                    9/93       23,784   27,599   13,197
                    10/93      24,141   28,134   13,263
                    11/93      23,839   27,771   13,289
                    12/93      24,671   28,238   13,316
                    1/94       25,468   29,156   13,329
                    2/94       24,757   28,278   13,369
                    3/94       23,279   27,175   13,396
                    4/94       23,493   27,488   13,423
                    5/94       23,521   27,828   13,436
                    6/94       22,524   27,291   13,476
                    7/94       23,337   28,151   13,517
                    8/94       24,308   29,210   13,571
                    9/94       23,705   28,625   13,598
                    10/94      23,591   29,224   13,612
                    11/94      22,761   28,069   13,625
                    12/94      22,782   28,622   13,652
                    1/95       22,768   29,315   13,693
                    2/95       23,346   30,373   13,734
                    3/95       23,874   31,400   13,762
                    4/95       24,657   32,279   13,817
                    5/95       25,281   33,449   13,858
                    6/95       26,385   34,386   13,872
                    7/95       27,618   35,479   13,900
                    8/95       27,573   35,469   13,914
                    9/95       28,186   37,111   13,928
                    10/95      27,532   36,925   13,970
                    11/95      28,374   38,443   13,984
                    12/95      28,343   39,338   14,012
                    1/96       28,506   40,621   14,068
                    2/96       28,615   40,903   14,096
                    3/96       29,126   41,447   14,152
                    4/96       30,167   42,004   14,209
                    5/96       31,134   42,964   14,251
                    6/96       31,061   43,303   14,266
                    7/96       29,218   41,322   14,308
                    8/96       30,203   42,099   14,323
                    9/96       32,357   44,632   14,366
                    10/96      32,192   45,797   14,409
                    11/96      34,638   49,158   14,452
                    12/96      33,981   48,347   14,495

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                                    Shares                     Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 98.38%
AEROSPACE & DEFENSE -- 3.12%
Boeing Co.                                                                  14,000               $ 1,489,250
Northrop Grumman Corp.                                                      12,200                 1,009,550
                                                                                                 -----------
                                                                                                   2,498,800
                                                                                                 -----------
ALUMINUM -- 0.76%
Century Aluminum Co.                                                        35,000                   603,750
                                                                                                 -----------
AUTOMOTIVE -- 3.49%
Magna International, Inc.                                                   50,000                 2,787,500
                                                                                                 -----------
BANKING -- 8.08%
Citicorp                                                                    32,300                 3,326,900
Mellon Bank Corp.                                                           21,300                 1,512,300
Wells Fargo & Co.                                                            6,000                 1,618,500
                                                                                                 -----------
                                                                                                   6,457,700
                                                                                                 -----------
BUSINESS SERVICES -- 3.60%
Ceridian Corp. @                                                            35,000                 1,417,500
Electronic Data Systems Corp.                                               33,700                 1,457,525
                                                                                                 -----------
                                                                                                   2,875,025
                                                                                                 -----------
COMPUTER HARDWARE -- 5.81%
Bay Networks, Inc. @                                                        50,000                 1,043,750
Cisco Systems, Inc. @                                                       16,000                 1,018,000
Compaq Computer Corp. @                                                     34,800                 2,583,900
                                                                                                 -----------
                                                                                                   4,645,650
                                                                                                 -----------
COMPUTER SOFTWARE -- 2.89%
Microsoft Corp. @                                                           28,000                 2,313,500
                                                                                                 -----------
CONSTRUCTION -- 1.88%
Fluor Corp.                                                                 24,000                 1,506,000
                                                                                                 -----------
CONSUMER PRODUCTS -- 5.82%
Philip Morris Cos., Inc.                                                    27,000                 3,040,875
Procter & Gamble Co.                                                        15,000                 1,612,500
                                                                                                 -----------
                                                                                                   4,653,375
                                                                                                 -----------
ELECTRICAL EQUIPMENT -- 2.86%
AMP, Inc.                                                                   59,600                 2,287,150
                                                                                                 -----------
ENERGY -- 5.53%
El Paso Natural Gas Co.                                                     40,000                 2,020,000
Enron Oil & Gas Co.                                                         40,000                 1,010,000
Sonat, Inc.                                                                 27,000                 1,390,500
                                                                                                 -----------
                                                                                                   4,420,500
                                                                                                 -----------
ENERGY SERVICES -- 4.78%
Baker Hughes, Inc.                                                          23,000                   793,500
Schlumberger, Ltd.                                                          26,000                 2,596,750
Seitel, Inc. @                                                              10,800                   432,000
                                                                                                 -----------
                                                                                                   3,822,250
                                                                                                 -----------

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                                    Shares                     Value
------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.00%
Associates First Capital Corp.                                              22,000               $   970,750
Capital One Financial Corp.                                                 60,000                 2,160,000
Federal National Mortgage Association                                       44,800                 1,668,800
                                                                                                 -----------
                                                                                                   4,799,550
                                                                                                 -----------
FOREST & PAPER PRODUCTS -- 2.68%
Kimberly-Clark Corp.                                                        22,540                 2,146,935
                                                                                                 -----------
HEALTHCARE -- 2.11%
Columbia/HCA Healthcare Corp.                                               21,900                   892,425
Healthsouth Corp. @                                                         20,600                   795,675
                                                                                                 -----------
                                                                                                   1,688,100
                                                                                                 -----------
HOTEL & RESTAURANTS -- 1.90%
Doubletree Corp. @                                                           3,000                   135,000
La Quinta Inns, Inc.                                                        72,500                 1,386,563
                                                                                                 -----------
                                                                                                   1,521,563
                                                                                                 -----------
MACHINERY -- 1.88%
Deere & Co.                                                                 37,000                 1,503,125
                                                                                                 -----------
MISCELLANEOUS TECHNOLOGY -- 1.68%
Millipore Corp.                                                             32,500                 1,344,688
                                                                                                 -----------
OFFICE EQUIPMENT/SUPPLIES -- 3.38%
American Pad & Paper Co. @                                                  30,000                   678,750
Xerox Corp.                                                                 38,400                 2,020,800
                                                                                                 -----------
                                                                                                   2,699,550
                                                                                                 -----------
OIL & GAS DRILLING -- 5.02%
Global Marine, Inc. @                                                      175,000                 3,609,375
Parker Drilling Co. @                                                       42,300                   407,137
                                                                                                 -----------
                                                                                                   4,016,512
                                                                                                 -----------
PHARMACEUTICAL -- 6.02%
Bristol-Myers Squibb Co.                                                     9,000                   978,750
Genzyme Corp. @                                                             42,000                   913,500
Merck & Co., Inc.                                                           12,000                   951,000
Pfizer, Inc.                                                                11,000                   911,625
Pharmacia & Upjohn, Inc.                                                    26,800                 1,061,950
                                                                                                 -----------
                                                                                                   4,816,825
                                                                                                 -----------
RETAILING -- 11.40%
AutoZone, Inc. @                                                            59,800                 1,644,500
General Nutrition Cos., Inc. @                                              50,000                   843,750
Home Depot, Inc.                                                            46,000                 2,305,750
Nine West Group, Inc. @                                                     25,000                 1,159,375
Office Depot, Inc. @                                                       100,000                 1,775,000
Pep Boys -- Manny, Moe & Jack                                               45,000                 1,383,750
                                                                                                 -----------
                                                                                                   9,112,125
                                                                                                 -----------

    NORTHSTAR GROWTH FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                   Shares/Principal Amount                     Value
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR -- 4.32%
Intel Corp.                                                                  5,800               $   759,438
National Semiconductor Corp. @                                              41,500                 1,011,562
Texas Instruments, Inc.                                                     26,400                 1,683,000
                                                                                                 -----------
                                                                                                   3,454,000
                                                                                                 -----------
TELECOMMUNICATIONS -- 3.37%
WorldCom, Inc. @                                                           103,400                 2,694,862
                                                                                                 -----------
TOTAL COMMON STOCKS
(cost $61,811,638)                                                                                78,669,035
                                                                                                 -----------
TOTAL INVESTMENT SECURITIES -- 98.38%
(cost $61,811,638)                                                                                78,669,035
REPURCHASE AGREEMENT -- 1.65%
Agreement with State Street Bank and Trust bearing
interest at 5.10% dated 12/31/96 to be repurchased
1/02/97 in the amount of $1,316,373 and collateralized
by $1,335,000 U.S. Treasury Notes, 6.25% due 6/30/98,
value $1,345,013 (cost $1,316,000)                                      $1,316,000                 1,316,000

Liabilities in excess of other assets -- (0.03%)                                                     (20,548)
                                                                                                 -----------
NET ASSETS -- 100.00%                                                                            $79,964,487
                                                                                                 -----------
                                                                                                 -----------

@ Non-income producing security.

See accompanying notes to the financial statements.

                                    [PHOTO]                    [NORTHSTAR LOGO]
                                LOUIS NAVELLIER


    NORTHSTAR
    SPECIAL FUND

THE MARKETS
    (Bullet) During 1996 the S&P 500 rose 22.94%, Russell 2000 gained 16.54% and the Dow Industrials was up 28.89%.
    (Bullet) The small cap sector led the way in the first two quarters of the year. Wall Street responded very positively to the earnings estimates and reports posted by much of the small to mid cap stocks until the end of June. Analysts were quite pleased with the economic environment until July, when inflation fears led to a spike in interest rates. This prompted a rapid selloff in most NASDAQ stocks. Technology and healthcare sectors, normally the darlings of the small caps were punished and the more common sectors like financial and energy stocks held their own. Most of the NASDAQ Composite never recovered from this selloff. The strong returns posted by the indexes for the year were driven by a relatively small number of large cap stocks. According to a Bloomberg report, if you removed the top 100 stocks from the NASDAQ Composite (5,500 issues), it would have actually declined 2% on the year. Under these conditions, the strength of the market was seen to be very narrow. We are optimistic that the market will start to reward strong earnings and begin to rotate back into growth stocks in 1997.

THE FUND
    (Bullet) From 12/31/95 to 12/31/96, the total returns of the Fund's Class A,
             B, C and T shares were 18.16%, 17.37%, 17.37% and 17.47%,
             respectively; compared to 17.50% for the Lipper Growth Fund Index and 22.71% for the NASDAQ Composite.
    (Bullet) The Fund's performance for the year was led by stocks like Iomega, PairGain Technologies, Global Marine, Herman Miller, Inc. and Chesapeake Energy.

CURRENT STRATEGY
    (Bullet) We expect a strong "January Effect" to help boost our stocks as fourth quarter earnings are released. It is likely that many institutions will take profits and rotate out of the large cap sector and into small to mid cap stocks. We anticipate the current favorable economic environment to continue through the year. It appears that the President is quite interested in working with Congress to produce a balanced budget amendment. This would certainly add some confidence to the market and lend itself to interest rate stability. Although absolute gains for the market for 1997 may not be higher than 1996, relative gains for growth portfolios should be much better.
    (Bullet) Currently, our models are favoring the earnings surprise type screens, such as standardized unexpected earnings (SUE). We are optimistic that many of our NASDAQ stocks will release very strong earnings that will drive their prices dramatically higher. We believe that the stocks we are currently holding in our portfolio have superior fundamental characteristics relative to the overall market.

-----------------------------------------------
FUND INFORMATION (ALL DATA IS AS OF 12/31/96)
-----------------------------------------------

TOP 10 EQUITY HOLDINGS
NAME                              % FUND

    1     Tubos de Acero            2.1%

    2     PanEnergy Corp.           2.0

    3     Allstate Corp.            1.9

    4     Plum Creek Timber         1.9

    5      Atlantic Richfield Co.   1.8

    6     BMC Software, Inc.        1.8

    7     Bristol-Myers Squibb      1.8

    8     Commerce Bancshares       1.7

    9     Paychex, Inc.             1.7

   10     Camco International       1.6
                                  ------

                                   18.3%
                                  ------
                                  ------



TOP 5 INDUSTRIES
(by percentage of net assets)

Natural Gas       14%

Banks             8%

Oil               8%

Oil & Gas         7%

Pharmaceuticals   6%

---------------------------------
   TOTAL NET ASSETS: $265,531,464
---------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       15.90%         n/a      12.57%
-------------------------------------------
Class B       16.46%         n/a      12.37%
-------------------------------------------
Class C       18.76%         n/a      16.37%
-------------------------------------------
Class T       10.13%      11.36%      13.47%
-------------------------------------------

CUMULATIVE TOTAL RETURNS
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       32.58%         n/a      18.16%
-------------------------------------------
Class B       31.21%         n/a      17.37%
-------------------------------------------
Class C       31.21%         n/a      17.37%
-------------------------------------------
Class T      186.56%      71.25%      17.47%
-------------------------------------------

    NORTHSTAR
    SPECIAL FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NORTHSTAR SPECIAL FUND AND COMPARATIVE INDICES FROM INCEPTION OF EACH CLASS OF SHARES THROUGH THE FUND'S FISCAL YEAR END.

    In accordance with the reporting requirements of the Securities and Exchange Commission, the following data is supplied for the fiscal year ended December 31, 1996, with all distributions reinvested in shares. The average annualized total return for Class A shares of 15.90% for the period since the classes' inception on June 5, 1995 reflects payment of the maximum sales charge of 4.75%. Average annualized total returns of 16.46% and 18.76% since inception on June 5, 1995 for Class B and Class C shares, respectively, and average annualized total returns since inception on February 3, 1986 for Class T shares of 10.13%, reflect applicable contingent deferred sales charges (maximum contingent deferred sales charge for Class B shares of 5.00% declines to 0% and Class T shares of 4.00% declines to 0% after five years; and maximum charge for Class C shares is 1.00% during the first year of investment only). All performance data shown represents past performance, and should not be considered indicative of future performance.



                       NORTHSTAR SPECIAL FUND -- CLASS A

                                              A

                                           RUSSELL
                                 CLASS A      2000    CPI

                                    9,523   10,000   10,000
                        6/95       10,229   10,519   10,010
                        7/95       10,706   11,125   10,030
                        8/95       10,862   11,355   10,040
                        9/95       10,886   11,558   10,050
                        10/95      10,428   11,041   10,080
                        11/95      10,716   11,505   10,090
                        12/95      10,685   11,808   10,111
                        1/96       10,527   11,881   10,151
                        2/96       10,894   12,163   10,171
                        3/96       11,293   12,414   10,212
                        4/96       12,467   13,074   10,253
                        5/96       13,331   13,589   10,284
                        6/96       12,646   13,031   10,294
                        7/96       11,574   11,893   10,325
                        8/96       12,023   12,584   10,335
                        9/96       12,840   13,076   10,366
                        10/96      12,340   12,874   10,397
                        11/96      12,651   13,404   10,428
                        12/96      12,626   13,756   10,460



                        NORTHSTAR SPECIAL FUND -- CLASS B


                                               B

                                            RUSSELL
                                  CLASS B      2000    CPI

                                    10,000   10,000   10,000
                         6/95       10,746   10,519   10,010
                         7/95       11,232   11,125   10,030
                         8/95       11,385   11,355   10,040
                         9/95       11,411   11,558   10,050
                         10/95      10,920   11,041   10,080
                         11/95      11,212   11,505   10,090
                         12/95      11,179   11,808   10,111
                         1/96       11,002   11,881   10,151
                         2/96       11,383   12,163   10,171
                         3/96       11,802   12,414   10,212
                         4/96       13,019   13,074   10,253
                         5/96       13,915   13,589   10,284
                         6/96       13,196   13,031   10,294
                         7/96       12,064   11,893   10,325
                         8/96       12,526   12,584   10,335
                         9/96       13,368   13,076   10,366
                         10/96      12,842   12,874   10,397
                         11/96      13,159   13,404   10,428
                         12/96      13,121   13,756   10,460


                       NORTHSTAR SPECIAL FUND -- CLASS C

                                              C

                                           RUSSELL
                                 CLASS C      2000    CPI

                                   10,000   10,000   10,000
                        6/95       10,741   10,519   10,010
                        7/95       11,232   11,125   10,030
                        8/95       11,385   11,355   10,040
                        9/95       11,406   11,558   10,050
                        10/95      10,920   11,041   10,080
                        11/95      11,217   11,505   10,090
                        12/95      11,179   11,808   10,111
                        1/96       11,002   11,881   10,151
                        2/96       11,383   12,163   10,171
                        3/96       11,802   12,414   10,212
                        4/96       13,025   13,074   10,253
                        5/96       13,915   13,589   10,284
                        6/96       13,191   13,031   10,294
                        7/96       12,070   11,893   10,325
                        8/96       12,526   12,584   10,335
                        9/96       13,368   13,076   10,366
                        10/96      12,842   12,874   10,397
                        11/96      13,159   13,404   10,428
                        12/96      13,121   13,756   10,460



                      NORTHSTAR SPECIAL FUND -- CLASS T

                                             T

                                          RUSSELL
                                CLASS T      2000    CPI


                                  10,000   10,000   10,000
                       2/86       10,190   10,718    9,980
                       3/86       10,330   11,238    9,920
                       4/86       10,349   11,404    9,880
                       5/86       10,369   11,797    9,910
                       6/86       10,119   11,783    9,950
                       7/86        9,419   10,681    9,960
                       8/86        9,489   11,020    9,970
                       9/86        9,090   10,340   10,010
                       10/86       9,290   10,750   10,030
                       11/86       9,140   10,713   10,050
                       12/86       8,920   10,403   10,090
                       1/87        9,740   11,607   10,150
                       2/87       10,290   12,583   10,191
                       3/87       10,260   12,922   10,232
                       4/87        9,810   12,548   10,283
                       5/87        9,720   12,508   10,314
                       6/87        9,850   12,830   10,355
                       7/87       10,200   13,230   10,386
                       8/87       10,490   13,621   10,428
                       9/87       10,420   13,374   10,469
                       10/87       7,570    9,278   10,501
                       11/87       7,490    8,781   10,543
                       12/87       7,899    9,488   10,564
                       1/88        8,159    9,902   10,606
                       2/88        8,500   10,794   10,617
                       3/88        8,609   11,299   10,648
                       4/88        8,989   11,566   10,702
                       5/88        8,889   11,245   10,734
                       6/88        9,599   12,047   10,777
                       7/88        9,429   11,933   10,820
                       8/88        9,330   11,629   10,852
                       9/88        9,510   11,937   10,907
                       10/88       9,359   11,805   10,939
                       11/88       9,229   11,413   10,972
                       12/88       9,550   11,861   11,005
                       1/89       10,129   12,391   11,049
                       2/89        9,980   12,482   11,082
                       3/89       10,160   12,776   11,138
                       4/89       10,850   13,334   11,216
                       5/89       11,270   13,908   11,272
                       6/89       11,050   13,590   11,294
                       7/89       11,500   14,115   11,339
                       8/89       12,019   14,459   11,339
                       9/89       11,980   14,505   11,362
                       10/89      11,490   13,646   11,419
                       11/89      11,570   13,738   11,453
                       12/89      11,670   13,790   11,499
                       1/90       10,829   12,586   11,602
                       2/90       11,000   12,976   11,649
                       3/90       11,569   13,481   11,695
                       4/90       11,319   13,041   11,731
                       5/90       12,679   13,964   11,754
                       6/90       13,099   13,992   11,825
                       7/90       12,609   13,377   11,884
                       8/90       11,258   11,595   11,979
                       9/90       10,119   10,569   12,063
                       10/90       9,869    9,924   12,147
                       11/90      10,419   10,681   12,171
                       12/90      10,639   11,105   12,220
                       1/91       11,318   12,109   12,269
                       2/91       12,471   13,459   12,281
                       3/91       13,180   14,406   12,281
                       4/91       13,230   14,370   12,318
                       5/91       13,941   15,055   12,355
                       6/91       12,970   14,178   12,380
                       7/91       13,850   14,675   12,404
                       8/91       14,760   15,218   12,442
                       9/91       14,919   15,338   12,479
                       10/91      15,810   15,743   12,504
                       11/91      14,890   15,015   12,554
                       12/91      16,733   16,217   12,592
                       1/92       17,851   17,532   12,604
                       2/92       17,808   18,043   12,629
                       3/92       16,925   17,432   12,680
                       4/92       15,809   16,821   12,705
                       5/92       15,873   17,045   12,731
                       6/92       15,490   16,239   12,769
                       7/92       16,224   15,804   12,807
                       8/92       15,788   16,330   12,833
                       9/92       16,064   16,707   12,858
                       10/92      17,192   17,238   12,910
                       11/92      18,572   18,557   12,936
                       12/92      19,167   19,203   12,962
                       1/93       19,816   19,853   12,987
                       2/93       19,045   19,394   13,026
                       3/93       19,983   20,024   13,052
                       4/93       19,277   19,474   13,105
                       5/93       20,093   20,336   13,131
                       6/93       20,026   20,463   13,144
                       7/93       20,423   20,745   13,157
                       8/93       21,403   21,642   13,183
                       9/93       22,428   22,252   13,197
                       10/93      23,099   22,825   13,263
                       11/93      22,494   22,074   13,289
                       12/93      23,031   22,828   13,316
                       1/94       23,828   23,544   13,329
                       2/94       23,661   23,459   13,369
                       3/94       22,530   22,220   13,396
                       4/94       22,310   22,353   13,423
                       5/94       21,966   22,102   13,436
                       6/94       20,881   21,351   13,476
                       7/94       21,213   21,702   13,517
                       8/94       22,698   22,911   13,571
                       9/94       23,063   22,834   13,598
                       10/94      22,597   22,744   13,612
                       11/94      21,312   21,826   13,625
                       12/94      21,910   22,412   13,652
                       1/95       21,286   22,129   13,693
                       2/95       21,733   23,050   13,734
                       3/95       22,068   23,447   13,762
                       4/95       21,331   23,968   13,817
                       5/95       21,721   24,380   13,858
                       6/95       23,439   25,645   13,872
                       7/95       24,499   27,122   13,900
                       8/95       24,844   27,683   13,914
                       9/95       24,889   28,178   13,928
                       10/95      23,828   26,918   13,970
                       11/95      24,477   28,048   13,984
                       12/95      24,396   28,789   14,012
                       1/96       24,009   28,966   14,068
                       2/96       24,840   29,654   14,096
                       3/96       25,753   30,267   14,152
                       4/96       28,422   31,875   14,209
                       5/96       30,377   33,132   14,251
                       6/96       28,797   31,771   14,266
                       7/96       26,339   28,996   14,308
                       8/96       27,345   30,680   14,323
                       9/96       29,183   31,879   14,366
                       10/96      28,036   31,387   14,409
                       11/96      28,738   32,681   14,452
                       12/96      28,656   33,537   14,495

    NORTHSTAR SPECIAL FUND                              [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996







Security                                                                  Shares                       Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.13%
ADVANCED MEDICAL DEVICES -- 1.02%
Synetic, Inc. @                                                           55,800                $  2,706,300
                                                                                                ------------
AEROSPACE & DEFENSE -- 1.99%
AlliedSignal, Inc.                                                        55,600                   3,725,200
Oregon Metallurgical Corp. @                                              48,100                   1,551,225
                                                                                                ------------
                                                                                                   5,276,425
                                                                                                ------------
AGRICULTURAL -- 1.44%
Grupo Industrial Maseca SA de CV **                                      200,200                   3,828,825
                                                                                                ------------
APPAREL/FABRIC -- 3.73%
Fruit of the Loom, Inc. @                                                103,500                   3,920,062
Jones Apparel Group, Inc. @                                              105,200                   3,931,850
St. John Knits, Inc.                                                      47,100                   2,048,850
                                                                                                ------------
                                                                                                   9,900,762
                                                                                                ------------
BANKS -- 8.06%
Cal Fed Bancorp, Inc. @                                                  158,700                   3,888,150
Commerce Bancshares, Inc.                                                 96,165                   4,447,631
Federal Home Loan Mortgage Corp.                                          35,400                   3,898,425
First of America Bank Corp.                                               67,000                   4,028,375
Northern Trust Corp.                                                      49,400                   1,790,750
Zions Bancorp.                                                            32,200                   3,348,800
                                                                                                ------------
                                                                                                  21,402,131
                                                                                                ------------
BEVERAGES -- 1.11%
Anheuser-Busch Cos., Inc.                                                 73,400                   2,936,000
                                                                                                ------------
CHEMICALS -- 1.32%
Cytec Industries, Inc. @                                                  86,400                   3,510,000
                                                                                                ------------
COMPUTER SOFTWARE -- 3.55%
BMC Software, Inc. @                                                     114,000                   4,716,750
Paychex, Inc.                                                             91,400                   4,701,387
                                                                                                ------------
                                                                                                   9,418,137
                                                                                                ------------
DATA COMMUNICATION/NETWORKING -- 0.34%
Ascend Communications, Inc. @                                             14,500                     900,813
                                                                                                ------------
DIVERSIFIED TECHNOLOGY -- 2.36%
Diebold, Inc.                                                             54,400                   3,420,400
Sanctuary Woods Multimedia Corp. @                                        70,000                      38,500
Zoltek Cos., Inc. @                                                       77,000                   2,800,875
                                                                                                ------------
                                                                                                   6,259,775
                                                                                                ------------
EDUCATION -- 0.82%
Apollo Group, Inc. @                                                      65,250                   2,181,797
                                                                                                ------------
ELECTRONICS -- 1.36%
Hubbell, Inc.                                                             83,400                   3,607,050
                                                                                                ------------
FINANCIAL SERVICES -- 2.45%
Alliance Capital Management L.P.                                         139,300                   3,708,863
Student Loan Marketing Association                                        30,000                   2,793,750
                                                                                                ------------
                                                                                                   6,502,613
                                                                                                ------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                                  Shares                       Value
------------------------------------------------------------------------------------------------------------
FOOD -- 4.54%
Campbell Soup Co.                                                         45,600                $  3,659,400
Hershey Foods Corp.                                                       30,200                   1,321,250
Safeway, Inc. @                                                           75,400                   3,223,350
Vons Cos., Inc. @                                                         64,500                   3,861,937
                                                                                                ------------
                                                                                                  12,065,937
                                                                                                ------------
FOREST PRODUCTS -- 1.92%
Plum Creek Timber Co.                                                    196,300                   5,103,800
                                                                                                ------------
FUNERAL/CEMETARY SERVICES -- 0.36%
Stewart Enterprises, Inc.                                                 28,000                     952,000
                                                                                                ------------
HEAVY MACHINERY/CONSTRUCTION -- 1.29%
Smith International, Inc. @                                               76,100                   3,414,988
                                                                                                ------------
HOUSEHOLD PRODUCTS -- 1.35%
Fort Howard Corp. @                                                      130,000                   3,599,375
                                                                                                ------------
INDUSTRIALS AND COMMERCIAL SERVICES -- 3.78%
Southdown, Inc.                                                          139,700                   4,348,163
Tubos de Acero de Mexico SA @ **                                         357,900                   5,681,662
                                                                                                ------------
                                                                                                  10,029,825
                                                                                                ------------
INSURANCE -- 5.96%
Allstate Corp.                                                            85,600                   4,954,100
Conseco, Inc.                                                             50,400                   3,213,000
Jefferson-Pilot Corp.                                                     73,800                   4,178,925
Progressive Corp.                                                         51,600                   3,476,550
                                                                                                ------------
                                                                                                  15,822,575
                                                                                                ------------
LODGING -- 2.36%
HFS, Inc. @                                                               46,500                   2,778,375
Prime Hospitality Corp. @                                                215,700                   3,478,163
                                                                                                ------------
                                                                                                   6,256,538
                                                                                                ------------
MEDIA -- 0.94%
Infinity Broadcasting Corp. @                                             74,200                   2,494,975
                                                                                                ------------
NATURAL GAS -- 3.63%
Noble Affiliates, Inc.                                                    69,300                   3,317,737
PanEnergy Corp.                                                          119,700                   5,386,500
Transocean Offshore, Inc.                                                 15,000                     939,375
                                                                                                ------------
                                                                                                   9,643,612
                                                                                                ------------
OFFICE EQUIPMENT/SUPPLIES -- 2.72%
Avery Dennison Corp.                                                     107,200                   3,792,200
Herman Miller, Inc.                                                       60,800                   3,442,800
                                                                                                ------------
                                                                                                   7,235,000
                                                                                                ------------
OIL -- 8.05%
Atlantic Richfield Co.                                                    36,200                   4,796,500
British Petroleum Co. PLC **                                              27,700                   3,916,087
ENSCO International, Inc. @                                               28,100                   1,362,850
Murphy Oil Corp.                                                          71,400                   3,971,625
Santa Fe Energy Resources, Inc. @                                        247,700                   3,436,838
Snyder Oil Corp.                                                         224,700                   3,904,162
                                                                                                ------------
                                                                                                  21,388,062
                                                                                                ------------

    NORTHSTAR SPECIAL FUND                                     [NORTHSTAR LOGO]
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                                  Shares                       Value
------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION -- 6.84%
Camco International, Inc.                                                 94,700                $  4,368,037
Global Marine, Inc. @                                                     84,100                   1,734,563
Marine Drilling Cos., Inc. @                                             120,400                   2,370,375
Nabors Industries, Inc. @                                                218,700                   4,209,975
Reading & Bates Corp. @                                                   83,800                   2,220,700
Tuboscope Vetco International Corp. @                                    142,800                   2,213,400
United Meridian Corp. @                                                   20,000                   1,035,000
                                                                                                ------------
                                                                                                  18,152,050
                                                                                                ------------
PHARMACEUTICAL -- 6.38%
American Home Products Corp.                                              57,200                   3,353,350
Bristol-Myers Squibb Co.                                                  43,800                   4,763,250
Cardinal Health, Inc.                                                     61,950                   3,608,587
Jones Medical Industries, Inc.                                            80,000                   2,930,000
Rhone-Poulenc Rorer, Inc.                                                 29,400                   2,296,875
                                                                                                ------------
                                                                                                  16,952,062
                                                                                                ------------
PUBLISHING -- 1.50%
Houghton Mifflin Co.                                                      70,400                   3,986,400
                                                                                                ------------
RAILROADS -- 1.46%
Conrail, Inc.                                                             38,900                   3,875,413
                                                                                                ------------
REAL ESTATE INVESTMENT TRUST -- 1.37%
General Growth Properties                                                112,600                   3,631,350
                                                                                                ------------
RECREATION PRODUCTS -- 2.42%
Callaway Golf Co.                                                         82,600                   2,374,750
Nike, Inc.                                                                67,700                   4,045,075
                                                                                                ------------
                                                                                                   6,419,825
                                                                                                ------------
RETAILERS -- 1.25%
Nautica Enterprises, Inc. @                                               90,000                   2,272,500
Wet Seal, Inc. @                                                          49,100                   1,049,513
                                                                                                ------------
                                                                                                   3,322,013
                                                                                                ------------
SEMICONDUCTER & RELATED -- 1.08%
Vitesse Semiconductor Corp. @                                             63,200                   2,875,600
                                                                                                ------------
TELECOMMUNICATION -- 3.51%
Cascade Communications Corp. @                                            47,200                   2,601,900
Compania de Telecomunicaciones de Chile SA **                             38,400                   3,883,200
PairGain Technologies, Inc. @                                             93,600                   2,848,950
                                                                                                ------------
                                                                                                   9,334,050
                                                                                                ------------
TELEPHONE SYSTEMS -- 1.55%
Cincinnati Bell, Inc.                                                     66,800                   4,116,550
                                                                                                ------------
TOBACCO -- 1.56%
Universal Corp.                                                          128,000                   4,132,992
                                                                                                ------------
TOYS -- 0.54%
Galoob Toys, Inc. @                                                      102,200                   1,430,800
                                                                                                ------------
VEHICLE PARTS & EQUIPMENT -- 2.00%
Gentex Corp. @                                                            64,400                   1,296,050
Lancaster Colony Corp.                                                    87,200                   4,011,200
                                                                                                ------------
                                                                                                   5,307,250
                                                                                                ------------

    NORTHSTAR SPECIAL FUND
    PORTFOLIO OF INVESTMENTS
    DECEMBER 31, 1996

Security                                                  Shares/Principal Amount                      Value
------------------------------------------------------------------------------------------------------------
WATER COMPANIES -- 1.22%
United Water Resources, Inc.                                              209,300               $  3,244,150
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $240,215,479)                                                                              263,217,820
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 99.13%
(cost $240,215,479)                                                                              263,217,820
REPURCHASE AGREEMENT -- 6.70%
Agreement with State Street Bank and Trust bearing
interest at 5.10% dated 12/31/96 to be repurchased
1/02/97 in the amount of $17,787,038 and
collateralized by $18,200,000 U.S. Treasury Bills,
5.25% due 12/31/97, value $18,140,286 (cost $17,782,000)              $17,782,000                 17,782,000

Liabilities in excess of other assets -- (5.83%)                                                 (15,468,356)
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $265,531,464
                                                                                                ------------
                                                                                                ------------

@  Non-income producing security.
** American Depositary Receipts.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------




PROXY RESULTS
    During the year ended December 31, 1996, Special Fund shareholders voted on the following proposal. The proposal was approved at a special meeting of shareholders on January 30, 1996.

                                                                               Shares     Shares
                                                                                Voted      Voted
                                                                                  For    Against    Abstentions
---------------------------------------------------------------------------------------------------------------
To approve the Sub-Advisory agreement between Northstar Investment
Management Corp., adviser to the Fund, and Navellier Fund Management,
Inc.                                                                        1,582,187    25,031        30,973

    NORTHSTAR FUNDS                                            [NORTHSTAR LOGO]
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 1996

                                          Northstar    Northstar                    Northstar
                                         Government    Strategic     Northstar  Balance Sheet    Northstar     Northstar
                                         Securities       Income    High Yield  Opportunities       Growth       Special
                                               Fund         Fund          Fund           Fund         Fund          Fund
                                       ---------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (cost $136,366,579, $74,347,659,
  $189,867,426, $46,427,503,
  $61,811,638 and $240,215,479,
  respectively)                        $136,043,349  $77,136,988  $201,446,822   $48,569,539   $78,669,035  $263,217,820
Repurchase agreements                       279,000    1,362,000    25,939,000    15,802,000     1,316,000    17,782,000
Cash                                            583          358           270           560         1,576           291
Dividend and interest receivable            685,217    1,280,473     3,605,004       443,231       118,611       176,384
Receivable for shares of beneficial
  interest sold                              84,573       98,068       752,767        47,636        57,847     1,100,987
Prepaid expenses                             18,709       71,689        22,601        18,317        17,881        19,967
Other Receivables                                 0            0             0             0         9,335           815
                                       ---------------------------------------------------------------------------------
      Total Assets                      137,111,431   79,949,576   231,766,464    64,881,283    80,190,285   282,298,264
                                       ---------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial
  interest reacquired                       335,074      181,737       372,008        34,296        63,881       760,090
Distribution fee payable                     75,326       56,656       149,601        41,857        62,133       179,590
Investment advisory fee payable              53,040       45,789        87,464        35,885        50,388       164,437
Foreign taxes payable                             0        5,369             0             0         1,479             0
Payable for investments purchased                 0            0             0             0             0    15,481,724
Accrued expenses                             55,485       61,833       105,672        42,259        47,917       180,959
                                       ---------------------------------------------------------------------------------
      Total Liabilities                     518,925      351,384       714,745       154,297       225,798    16,766,800
                                       ---------------------------------------------------------------------------------
NET ASSETS                             $136,592,506  $79,598,192  $231,051,719   $64,726,986   $79,964,487  $265,531,464
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
NET ASSETS ARE COMPOSED OF:
Capital paid in for shares of
  beneficial interest, $0.01 par value
  outstanding (unlimited shares
  authorized)                          $157,949,865  $79,630,685  $229,039,785   $61,057,069   $62,245,268  $248,471,934
Overdistributed net investment income        86,367      321,881             0         4,260             0             0
Accumulated net realized gain (loss)
  on investments, foreign currency,
  options, and futures                  (21,120,496)  (3,141,195)   (9,567,462)    1,523,621       861,822    (5,942,811)
Net unrealized appreciation
  (depreciation) of investments and
  foreign currency                         (323,230)   2,786,821    11,579,396     2,142,036    16,857,397    23,002,341
                                       ---------------------------------------------------------------------------------
      Net Assets                       $136,592,506  $79,598,192  $231,051,719   $64,726,986   $79,964,487  $265,531,464
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
CLASS A:
Net Assets                             $ 14,185,356  $17,292,883  $ 13,145,578   $ 1,100,090   $ 4,750,001  $ 65,660,263
                                       ---------------------------------------------------------------------------------
Shares outstanding                        1,497,010    1,364,833     1,470,230        93,369       265,015     2,656,605
                                       ---------------------------------------------------------------------------------
Net asset value and redemption value
  per share (net assets/shares
  outstanding)                         $       9.48  $     12.67  $       8.94   $     11.78   $     17.92  $      24.72
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
Maximum offering price per share (net
  asset value plus sales charge of
  4.75% of offering price)             $       9.95  $     13.30  $       9.39   $     12.37   $     18.81  $      25.95
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
CLASS B:
Net Assets                             $  9,134,525  $30,733,233  $ 79,199,445   $ 3,764,917   $ 4,444,305  $126,858,662
                                       ---------------------------------------------------------------------------------
Shares outstanding                          963,441    2,425,929     8,850,723       320,596       250,224     5,186,621
                                       ---------------------------------------------------------------------------------
Net asset value and offering price per
  share                                $       9.48  $     12.67  $       8.95   $     11.74   $     17.76  $      24.46
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
CLASS C:
Net Assets                             $  1,146,708  $ 4,221,598  $ 14,275,438   $   371,532   $   364,626  $ 37,342,048
                                       ---------------------------------------------------------------------------------
Shares outstanding                          121,075      333,654     1,595,776        31,608        20,530     1,526,794
                                       ---------------------------------------------------------------------------------
Net asset value and offering price per
  share                                $       9.47  $     12.65  $       8.95   $     11.75   $     17.76  $      24.46
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
CLASS T:
Net Assets                             $112,125,917  $27,350,478  $124,431,258   $59,490,447   $70,405,555  $ 35,670,491
                                       ---------------------------------------------------------------------------------
Shares outstanding                       11,832,201    2,159,071    13,913,455     5,044,149     3,950,769     1,456,844
                                       ---------------------------------------------------------------------------------
Net asset value and offering price per
  share                                $       9.48  $     12.67  $       8.94   $     11.79   $     17.82  $      24.48
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------

Redemption price per share varies with the length of time Class B, C, and T shares are held.
See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 1996

                                              Northstar                                Northstar
                                             Government    Northstar    Northstar  Balance Sheet                Northstar
                                             Securities    Strategic   High Yield  Opportunities    Northstar     Special
                                                   Fund  Income Fund         Fund           Fund  Growth Fund        Fund
                                           ------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $0,
  $0, $0, $0, $10,603, and $703,
  respectively)                            $          0  $    80,500  $   337,730   $ 1,692,082   $ 1,156,921  $1,209,103
Interest (net of withholding tax of $0,
  $12,487, $(31,838), $0, $0, and $0,
  respectively)                              10,946,366    7,256,034   19,999,495     2,363,933       140,188     578,269
                                           ------------------------------------------------------------------------------
Total investment income                      10,946,366    7,336,534   20,337,225     4,056,015     1,297,109   1,787,372
                                           ------------------------------------------------------------------------------
EXPENSES:
Investment advisory and management fees         923,929      532,941      941,594       464,088       575,383   1,146,789
Distribution fees:
Class A                                          31,014       68,706       32,630         3,058         4,665     108,927
Class B                                          59,149      273,868      575,358        30,311        33,508     630,676
Class C                                           8,032       32,011       98,509         3,219         2,365     189,225
Class T                                         813,064      270,759      851,368       502,693       679,967     328,758
Transfer agent fees and expenses:
Class A                                          18,630       39,429       23,027         2,539         3,463      77,555
Class B                                          11,341       57,589      120,326         6,721         6,993     145,570
Class C                                           1,664        7,261       21,809           845           785      48,604
Class T                                          80,274       20,817       92,159        45,264        65,478      47,495
Accounting and custodian fees                   100,410      120,076      133,700        94,277        94,013     122,443
Printing and postage expenses                    31,286       18,054       57,728        20,614        25,310      33,151
Registration fees                                27,950       47,392       51,976        28,393        27,066      96,520
Audit fees                                       17,462       34,328       20,300        28,774        28,288      30,632
Trustee expenses                                 12,834       11,440       13,864        11,860        12,183      11,507
Insurance expenses                               10,790        4,794       13,363         6,368         4,372       2,844
Legal fees                                        4,598        6,567        6,787         4,830         1,128       6,432
Organization expenses                                 0       21,960            0             0             0           0
Miscellaneous expenses                            8,100        4,897        3,909         5,513         2,728      28,036
                                           ------------------------------------------------------------------------------
                                              2,160,527    1,572,889    3,058,407     1,259,367     1,567,695   3,055,164
Less expenses reimbursed/waived by
  management company                            299,461       65,578            0        41,925        34,126      20,615
                                           ------------------------------------------------------------------------------
      Total expenses                          1,861,066    1,507,311    3,058,407     1,217,442     1,533,569   3,034,549
                                           ------------------------------------------------------------------------------
Net investment income (loss)                  9,085,300    5,829,223   17,278,818     2,838,573      (236,460) (1,247,177)
                                           ------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments         932,343     (250,042)    (831,501)    8,721,311     4,346,067  (5,942,811)
Net realized gain (loss) on foreign
  currency                                            0      297,066       18,211             0           (52)      1,712
Net change in unrealized appreciation
  (depreciation) of investments              (9,831,154)   2,773,999   11,649,652    (4,632,099)    9,888,907  15,617,585
Net change in unrealized depreciation of
  foreign currency                                    0       (1,117)           0             0             0           0
                                           ------------------------------------------------------------------------------
      Net realized and unrealized gain
        (loss) on investments                (8,898,811)   2,819,906   10,836,362     4,089,212    14,234,922   9,676,486
                                           ------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                               $    186,489  $ 8,649,129  $28,115,180   $ 6,927,785   $13,998,462  $8,429,309
                                           ------------------------------------------------------------------------------
                                           ------------------------------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR FUNDS                                            [NORTHSTAR LOGO]
    STATEMENT OF CHANGES IN NET ASSETS

                                               Northstar                   Northstar
                                               Government                  Strategic                  Northstar
                                            Securities Fund               Income Fund              High Yield Fund
                                       --------------------------  -------------------------  --------------------------
                                               1996          1995         1996          1995          1996          1995
                                       ---------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                  $  9,085,300  $  9,388,002  $ 5,829,223  $  3,118,984  $ 17,278,818  $ 14,681,196
Net realized gain (loss) on
  investments                               932,343    10,033,763     (250,042)      657,579      (831,501)   (5,577,338)
Net realized gain (loss) on foreign
  currency                                        0             0      297,066       (15,982)       18,211       (61,890)
Net realized loss on options and
  futures                                         0             0            0       (84,957)            0             0
Net change in unrealized appreciation
  (depreciation) of investments          (9,831,154)   11,830,566    2,773,999     1,109,531    11,649,652     9,968,024
Net change in unrealized appreciation
  (depreciation) of foreign currency              0             0       (1,117)       13,355             0             0
                                       ---------------------------------------------------------------------------------
      Increase in net assets resulting
        from operations                     186,489    31,252,331    8,649,129     4,798,510    28,115,180    19,009,992
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                (727,805)      (31,103)  (1,854,931)     (382,101)     (941,693)     (238,931)
    Class B                                (357,791)      (34,991)  (2,062,659)     (315,465)   (4,644,718)     (537,227)
    Class C                                 (50,912)         (156)    (242,856)      (29,224)     (796,850)      (76,102)
    Class T                              (7,862,425)   (9,374,624)  (2,172,688)   (2,318,425)  (10,913,768)  (13,814,466)
  In excess of net investment income              0      (328,169)           0             0             0       (37,974)
  Tax return of capital                           0             0            0             0    (1,706,413)            0
                                       ---------------------------------------------------------------------------------
Total distributions                      (8,998,933)   (9,769,043)  (6,333,134)   (3,045,215)  (19,003,442)  (14,704,700)
                                       ---------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares       19,576,499     9,486,902   21,030,229    15,818,725    73,147,596    54,017,286
  Net proceeds from merger                        0             0            0    45,577,269             0             0
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends                             6,013,372     6,083,503    2,480,616     1,467,264     8,526,557     7,796,432
                                       ---------------------------------------------------------------------------------
                                         25,589,871    15,570,405   23,510,845    62,863,258    81,674,153    61,813,718
  Cost of shares redeemed               (37,168,170)  (32,678,732) (22,562,072)  (13,535,436)  (39,383,908)  (22,895,030)
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from capital share
  transactions                          (11,578,299)  (17,108,327)     948,773    49,327,822    42,290,245    38,918,688
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net assets   (20,390,743)    4,374,961    3,264,768    51,081,117    51,401,983    43,223,980
NET ASSETS:
Beginning of period                     156,983,249   152,608,288   76,333,424    25,252,307   179,649,736   136,425,756
                                       ---------------------------------------------------------------------------------
End of period                          $136,592,506  $156,983,249  $79,598,192  $ 76,333,424  $231,051,719  $179,649,736
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
Undistributed (overdistributed) net
  investment income:                        $86,367     $(328,169)    $321,881      $104,844            $0      $(37,974)
                                       ---------------------------------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    STATEMENT OF CHANGES IN NET ASSETS

                                               Northstar
                                             Balance Sheet
                                             Opportunities                 Northstar                  Northstar
                                              Income Fund                 Growth Fund                Special Fund
                                       --------------------------  -------------------------  --------------------------
                                               1996          1995         1996          1995          1996          1995
                                       ---------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)           $  2,838,573  $  3,259,693  $  (236,460) $    298,464  $ (1,247,177) $   (566,187)
Net realized gain (loss) on
  investments                             8,721,311     6,842,914    4,346,067    16,582,023    (5,942,811)    1,862,208
Net realized gain (loss) on foreign
  currency                                        0             0          (52)      (27,666)        1,712            21
Net change in unrealized appreciation
  (depreciation) of investments          (4,632,099)    6,328,209    9,888,907       160,556    15,617,585     2,669,199
                                       ---------------------------------------------------------------------------------
Increase in net assets resulting from
  operations                              6,927,785    16,430,816   13,998,462    17,013,377     8,429,309     3,965,241
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A                                 (46,606)      (16,747)           0        (5,272)            0             0
    Class B                                (125,106)      (35,496)           0          (330)            0             0
    Class C                                 (12,103)       (3,103)           0            (5)            0             0
    Class T                              (2,650,498)   (3,228,817)           0      (265,197)            0             0
  Distributions in excess of net
    investment income                             0       (50,342)           0       (27,660)            0             0
  Net realized gain from investments     (7,268,332)   (6,865,265)  (3,484,245)  (16,582,008)            0    (1,761,465)
                                       ---------------------------------------------------------------------------------
Total distributions                     (10,102,645)  (10,199,770)  (3,484,245)  (16,880,472)            0    (1,761,465)
                                       ---------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares        3,914,850     4,370,028    8,022,620    10,998,087   263,413,495     8,290,445
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends                             8,513,000     8,536,854    3,217,412    15,393,542             0     1,662,683
                                       ---------------------------------------------------------------------------------
                                         12,427,850    12,906,882   11,240,032    26,391,629   263,413,495     9,953,128
  Cost of shares redeemed               (19,784,271)  (17,643,533) (21,542,815)  (23,161,995)  (43,756,330)  (13,560,271)
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from capital share
  transactions                           (7,356,421)   (4,736,651) (10,302,783)    3,229,634   219,657,165    (3,607,143)
                                       ---------------------------------------------------------------------------------
Net increase (decrease) in net assets   (10,531,281)    1,494,395      211,434     3,362,539   228,086,474    (1,403,367)
NET ASSETS:
Beginning of period                      75,258,267    73,763,872   79,753,053    76,390,514    37,444,990    38,848,357
                                       ---------------------------------------------------------------------------------
End of period                          $ 64,726,986  $ 75,258,267  $79,964,487  $ 79,753,053  $265,531,464  $ 37,444,990
                                       ---------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
Undistributed (overdistributed) net
  investment income:                         $4,260      $(50,342)          $0      $(27,666)           $0            $0
                                       ---------------------------------------------------------------------------------

See accompanying notes to financial statements.

    NORTHSTAR FUNDS                                           [NORTHSTAR LOGO]
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
    OUTSTANDING THROUGHOUT EACH PERIOD

                                               Net realized                    Dividends
                  Net Asset                    & unrealized                     declared      Distributions
                   Value,          Net         gain (loss)      Total from      from net      declared from
                  beginning     investment          on          investment     investment     net realized      Distributions
Period ended      of period       income       investments      operations       income           gain          from Capital
-----------------------------------------------------------------------------------------------------------------------------


                                             Government Securities Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96      $ 10.07        $ 0.63          $(0.60)         $ 0.03         $(0.62)              --                --
      6/05/95-
     12/31/95         9.51          0.34            0.59            0.93          (0.37)              --                --

                                             Government Securities Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        10.07          0.57           (0.60)          (0.03)         (0.56)              --                --
      6/05/95-
     12/31/95         9.51          0.30            0.59            0.89          (0.33)              --                --

                                             Government Securities Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        10.07          0.58           (0.62)          (0.04)         (0.56)              --                --
      6/05/95-
     12/31/95         9.51          0.30            0.59            0.89          (0.33)              --                --

                                             Government Securities Fund, Class T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        10.07          0.60           (0.59)           0.01          (0.60)              --                --
     12/31/95         8.74          0.58            1.35            1.93          (0.60)              --                --
     12/31/94        10.32          0.56           (1.56)          (1.00)         (0.57)              --             (0.01)
     12/31/93         9.22          0.59            1.09            1.68          (0.58)              --                --
     12/31/92         8.99          0.61            0.23            0.84          (0.61)              --                --
     12/31/91         8.47          0.67            0.52            1.19          (0.67)              --                --
     12/31/90         8.47          0.68              --            0.68          (0.68)              --                --

                                               Strategic Income Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        12.40          0.93            0.35            1.28          (1.01)              --                --
      6/05/95-
     12/31/95        12.24          0.63            0.13            0.76          (0.60)              --                --

                                               Strategic Income Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        12.39          0.85            0.36            1.21          (0.93)              --                --
      6/05/95-
     12/31/95        12.24          0.55            0.15            0.70          (0.55)              --                --

                                               Strategic Income Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        12.38          0.85            0.35            1.20          (0.93)              --                --
      6/05/95-
     12/31/95        12.24          0.55            0.14            0.69          (0.55)              --                --

                                               Strategic Income Fund, Class T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96        12.39          0.88            0.35            1.23          (0.95)              --                --
     12/31/95        11.71          0.98            0.66            1.64          (0.96)              --                --
      7/01/94-
     12/31/94        12.00          0.51           (0.25)           0.26          (0.49)           (0.05)            (0.01)

                                                  High Yield Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96         8.56          0.76            0.44            1.20          (0.75)              --             (0.07)
     12/31/95         8.68          0.48           (0.10)           0.38          (0.50)              --                --

                                                  High Yield Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96         8.57          0.71            0.43            1.14          (0.69)              --             (0.07)
     12/31/95         8.68          0.44           (0.09)           0.35          (0.46)              --                --

                                                  High Yield Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96         8.57          0.72            0.42            1.14          (0.69)              --             (0.07)
     12/31/95         8.68          0.44           (0.09)           0.35          (0.46)              --                --

                                                  High Yield Fund, Class T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96         8.56          0.73            0.45            1.18          (0.73)              --             (0.07)
     12/31/95         8.29          0.84            0.26            1.10          (0.83)              --                --
     12/31/94         9.31          0.81           (0.99)          (0.18)         (0.83)           (0.01)               --
     12/31/93         9.09          0.85            0.80            1.65          (0.83)           (0.60)               --
     12/31/92         7.94          0.92            1.19            2.11          (0.94)           (0.02)               --
     12/31/91         6.27          1.08            1.67            2.75          (1.08)              --                --
     12/31/90         8.55          1.12           (2.30)          (1.18)         (1.10)              --                --

                                                                      Ratio                        Ratio of
                                                                   of Expenses      Ratio of    net investment
                                 Asset                  Assets,         to          expense        income to
                                 Value,                 end of       average     reimbursement      average
                   Total         end of     Total       period        net         to average          net         Portfolio
Period ended   Distributions     period     Return     (000's)      assets(1)    net assets(1)     assets(1)      turnover

                                             Government Securities Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------

     12/31/96     $ (0.62)       $ 9.48      0.57%      $14,185       1.09%           0.20%            6.85%         101%
      6/05/95
     12/31/95       (0.37)        10.07      10.04        3,235       1.02            0.20             6.01          295


                                             Government Securities Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.56)         9.48      (0.15)       9,135       1.80            0.20             6.05          101
      6/05/95
     12/31/95       (0.33)        10.07       9.61        2,790       1.70            0.20             5.20          295


                                             Government Securities Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.56)         9.47      (0.21)       1,147       1.80            0.21             6.22          101
      6/05/95
     12/31/95       (0.33)        10.07       9.61            8       1.68            0.20             5.28          295


                                             Government Securities Fund, Class T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.60)         9.48       0.32      112,126       1.30            0.21             6.37          101
     12/31/95       (0.60)        10.07      22.90      150,951       1.30            0.20             6.23          295
     12/31/94       (0.58)         8.74      (9.82)     152,608       1.29            0.20             6.00          315
     12/31/93       (0.58)        10.32      18.48      184,156       1.31            0.20             5.83           81
     12/31/92       (0.61)         9.22       9.77      144,144       1.39            0.20             6.81          120
     12/31/91       (0.67)         8.99      14.73      121,389       1.44            0.20             7.68           87
     12/31/90       (0.68)         8.47       8.57      108,420       1.43            0.20             8.23           17



                                               Strategic Income Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (1.01)        12.67      10.88       17,293       1.40            0.05             7.55          130
      6/05/95
     12/31/95       (0.60)        12.40       6.40       21,790       1.36            0.07             7.03          153


                                               Strategic Income Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.93)        12.67      10.18       30,733       2.10            0.09             6.82          130
      6/05/95
     12/31/95       (0.55)        12.39       5.89       22,143       2.06            0.06             6.47          153


                                               Strategic Income Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.93)        12.65      10.11        4,222       2.10            0.11             6.79          130
      6/05/95
     12/31/95       (0.55)        12.38       5.81        2,172       2.02            0.06             6.48          153


                                               Strategic Income Fund, Class  T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.95)        12.67      10.39       27,350       1.90            0.09             7.07          130
     12/31/95       (0.96)        12.39      14.54       30,228       1.90            0.28             6.86          153
      7/01/94
     12/31/94       (0.55)        11.71       2.14       25,252       1.90            0.63             7.92          156


                                                  High Yield Fund, Class A
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.82)         8.94      14.74       13,146       1.11              --             8.60          128
     12/31/95       (0.50)         8.56       4.48        7,466       1.02              --             9.83          103


                                                  High Yield Fund, Class B
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.76)         8.95      13.94       79,199       1.81              --             7.88          128
     12/31/95       (0.46)         8.57       4.17       29,063       1.71              --             9.18          103


                                                  High Yield Fund, Class C
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.76)         8.95      13.93       14,275       1.82              --             7.85          128
     12/31/95       (0.46)         8.57       4.17        3,410       1.72              --             9.29          103


                                                  High Yield Fund, Class T
-----------------------------------------------------------------------------------------------------------------------------
     12/31/96       (0.80)         8.94      14.49      124,431       1.31              --             8.43          128
     12/31/95       (0.83)         8.56      13.71      139,711       1.33              --             9.69          103
     12/31/94       (0.84)         8.29      (2.18)     136,426       1.34              --             9.08           86
     12/31/93       (1.43)         9.31      18.89      125,095       1.40              --             8.84          176
     12/31/92       (0.96)         9.09      27.57       64,063       1.50            0.05            10.30          122
     12/31/91       (1.08)         7.94      46.49       25,651       1.50            0.46            14.84           57
     12/31/90       (1.10)         6.27     (14.59)      11,342       1.44            0.81            15.15          156


                                            Average
                                           commission
                           Period ended   Per Share(2)
                           -------------  -------------

                  Government Securities Fund, Class A
--------------------------------------------------------------------


                                12/31/96         --
                                 6/05/95
                                12/31/95         --


                  Government Securities Fund, Class B
--------------------------------------------------------------------

                                12/31/96         --
                                 6/05/95
                                12/31/95         --

                  Government Securities Fund, Class C
--------------------------------------------------------------------

                                12/31/96         --
                                 6/05/95
                                12/31/95         --

                  Government Securities Fund, Class T
--------------------------------------------------------------------

                                12/31/96         --
                                12/31/95         --
                                12/31/94         --
                                12/31/93         --
                                12/31/92         --
                                12/31/91         --
                                12/31/90         --


                  Strategic Income Fund, Class A
--------------------------------------------------------------------
                                12/31/96         --
                                 6/05/95
                                12/31/95         --


                  Strategic Income Fund, Class B
--------------------------------------------------------------------
                                12/31/96         --
                                 6/05/95
                                12/31/95         --


                  Strategic Income Fund, Class C
--------------------------------------------------------------------
                                12/31/96         --
                                 6/05/95
                                12/31/95         --


                  Strategic Income Fund, Class T
--------------------------------------------------------------------
                                12/31/96         --
                                12/31/95         --
                                 7/01/94
                                12/31/94         --


                       High Yield Fund, Class A
--------------------------------------------------------------------
                                12/31/96     0.0777
                                12/31/95         --


                       High Yield Fund, Class B
--------------------------------------------------------------------
                                12/31/96     0.0777
                                12/31/95         --


                       High Yield Fund, Class C
--------------------------------------------------------------------
                                12/31/96     0.0777
                                12/31/95         --


                       High Yield Fund, Class T
--------------------------------------------------------------------
                                12/31/96     0.0777
                                12/31/95         --
                                12/31/94         --
                                12/31/93         --
                                12/31/92         --
                                12/31/91         --
                                12/31/90         --

(1) Annualized

(2) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

See accompanying notes to financial statements.

    NORTHSTAR FUNDS
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
    OUTSTANDING THROUGHOUT EACH PERIOD

                                            Net realized                    Dividends
               Net Asset                    & unrealized                     declared      Distributions
                Value,          Net         gain (loss)      Total from      from net      declared from
  Period       beginning     investment          on          investment     investment     net realized      Distributions
  ended        of period       income       investments      operations       income           gain          from Capital
--------------------------------------------------------------------------------------------------------------------------

                                           Balance Sheet Opportunities, Class A
--------------------------------------------------------------------------------------------------------------------------
  12/31/96      $ 12.53        $ 0.56          $ 0.74          $ 1.30         $(0.57)         $ (1.48)               --
   6/05/95-
  12/31/95        12.77          0.43            1.06            1.49          (0.48)           (1.25)               --
                                           Balance Sheet Opportunities, Class B
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        12.51          0.50            0.71            1.21          (0.50)           (1.48)               --
   6/05/95-
  12/31/95        12.77          0.35            1.09            1.44          (0.45)           (1.25)               --
                                           Balance Sheet Opportunities, Class C
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        12.52          0.49            0.70            1.19          (0.48)           (1.48)               --
   6/05/95-
  12/31/95        12.77          0.38            1.07            1.45          (0.45)           (1.25)               --
                                           Balance Sheet Opportunities, Class T
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        12.54          0.53            0.73            1.26          (0.53)           (1.48)               --
  12/31/95        11.54          0.57            2.27            2.84          (0.59)           (1.25)               --
  12/31/94        12.94          0.57           (1.25)          (0.68)         (0.54)           (0.16)            (0.02)
  12/31/93        12.05          0.49            1.20            1.69          (0.49)           (0.31)               --
  12/31/92        11.66          0.55            0.36            0.91          (0.52)              --                --
  12/31/91        10.13          0.57            1.53            2.10          (0.57)              --                --
  12/31/90        10.71          0.61           (0.54)           0.07          (0.63)              --             (0.02)
                                                   Growth Fund, Class A
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        15.53          0.02            3.18            3.20             --            (0.81)               --
   6/05/95-
  12/31/95        17.59          0.08            1.95            2.03          (0.10)           (3.99)               --
                                                   Growth Fund, Class B
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        15.50         (0.06)           3.13            3.07             --            (0.81)               --
   6/05/95-
  12/31/95        17.59          0.06            1.92            1.98          (0.08)           (3.99)               --
                                                   Growth Fund, Class C
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        15.50         (0.05)           3.12            3.07             --            (0.81)               --
   6/05/95-
  12/31/95        17.59          0.04            1.92            1.96          (0.06)           (3.99)               --
                                                   Growth Fund, Class T
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        15.53         (0.06)           3.16            3.10             --            (0.81)               --
  12/31/95        15.75          0.07            3.77            3.84          (0.07)           (3.99)               --
  12/31/94        17.33          0.08           (1.41)          (1.33)         (0.08)           (0.15)            (0.02)
  12/31/93        16.36          0.02            1.67            1.69          (0.04)           (0.67)            (0.01)
  12/31/92        16.37          0.02            1.30            1.32          (0.02)           (1.31)               --
  12/31/91        12.49          0.09            4.62            4.71          (0.08)           (0.75)               --
  12/31/90        13.85          0.10           (0.83)          (0.73)         (0.10)           (0.51)            (0.02)
                                                  Special Fund, Class A
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        20.92         (0.04)           3.84            3.80             --               --                --
   6/05/95-
  12/31/95        19.56         (0.09)           2.48            2.39             --            (1.03)               --
                                                  Special Fund, Class B
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        20.84         (0.12)           3.74            3.62             --               --                --
   6/05/95-
  12/31/95        19.56         (0.12)           2.43            2.31             --            (1.03)               --
                                                  Special Fund, Class C
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        20.84         (0.13)           3.75            3.62             --               --                --
   6/05/95-
  12/31/95        19.56         (0.15)           2.46            2.31             --            (1.03)               --
                                                  Special Fund, Class T
--------------------------------------------------------------------------------------------------------------------------
  12/31/96        20.84         (0.21)           3.85            3.64             --               --                --
  12/31/95        19.64         (0.34)           2.57            2.23             --            (1.03)               --
  12/31/94        20.79         (0.25)          (0.76)          (1.01)            --            (0.14)               --
  12/31/93        17.40         (0.32)           3.83            3.51             --            (0.12)               --
  12/31/92        15.74         (0.33)           2.61            2.28             --            (0.62)               --
  12/31/91        10.64         (0.21)           6.24            6.03             --            (0.93)               --
  12/31/90        11.67         (0.20)          (0.83)          (1.03)            --               --                --

                                                                 Ratio of
                                                      Net        expenses       Ratio of        Ratio of net
                              Asset                 Assets,         to           expense           income
                              Value,                 end of      average      reimbursement       (loss) to
  Period        Total         end of     Total       period        net         to average        average net      Portfolio
  ended     Distributions     period     Return     (000's)      assets(1)    net assets(1)       assets(1)       turnover

                                           Balance Sheet Opportunities, Class A
--------------------------------------------------------------------------------------------------------------------------

  12/31/96     $ (2.05)       $11.78     10.54%       $1,100       1.40%           0.09%              4.30%          107%
   6/05/95
  12/31/95       (1.73)        12.53     11.95           797       1.27              --               4.99           131


                                           Balance Sheet Opportunities, Class A                                          B
--------------------------------------------------------------------------------------------------------------------------
  12/31/96       (1.98)        11.74      9.76         3,765       2.10            0.07               3.64           107
   6/05/95
  12/31/95       (1.70)        12.51     11.56         1,759       1.95              --               4.38           131

                                           Balance Sheet Opportunities, Class C
--------------------------------------------------------------------------------------------------------------------------

  12/31/96       (1.96)        11.75      9.72           372       2.10            0.10               3.61           107
   6/05/95
  12/31/95       (1.70)        12.52     11.49           231       1.91              --               4.49           131

                                           Balance Sheet Opportunities, Class T
--------------------------------------------------------------------------------------------------------------------------

  12/31/96       (2.01)        11.79     10.18        59,490       1.69            0.06               3.99           107
  12/31/95       (1.84)        12.54     25.11        72,472       1.68              --               4.44           131
  12/31/94       (0.72)        11.54     (5.33 )      73,764       1.69              --               4.36            59
  12/31/93       (0.80)        12.94     14.08        80,841       1.77              --               3.99            38
  12/31/92       (0.52)        12.05      8.06        56,823       2.02              --               4.73            59
  12/31/91       (0.57)        11.66     21.17        49,367       2.06              --               5.21            77
  12/31/90       (0.65)        10.13      0.78        44,750       2.10              --               5.73            57


                                                   Growth Fund, Class A
--------------------------------------------------------------------------------------------------------------------------
  12/31/96       (0.81)        17.92     20.54         4,750       1.50            0.06               0.11            62
   6/05/95
  12/31/95       (4.09)        15.53     11.55         1,355       1.42              --               0.63           134

                                                   Growth Fund, Class B
--------------------------------------------------------------------------------------------------------------------------
  12/31/96       (0.81)        17.76     19.74         4,444       2.20            0.04              (0.55)           62
   6/05/95
  12/31/95       (4.07)        15.50     11.27         1,987       2.07              --               0.06           134


                                                   Growth Fund, Class C
--------------------------------------------------------------------------------------------------------------------------

  12/31/96       (0.81)        17.76     19.74           365       2.20            0.15              (0.57)           62
   6/05/95
  12/31/95       (4.05)        15.50     11.17            69       2.11              --               0.02           134

                                                   Growth Fund, Class T
--------------------------------------------------------------------------------------------------------------------------

  12/31/96       (0.81)        17.82     19.90        70,406       2.00            0.04              (3.05)           62
  12/31/95       (4.06)        15.53     24.40        76,343       2.00              --               0.37           134
  12/31/94       (0.25)        15.75     (7.66 )      76,391       2.00              --               0.49            54
  12/31/93       (0.72)        17.33     10.36        80,759       2.04              --               0.13            42
  12/31/92       (1.33)        16.36      8.05        56,759       2.15              --               0.09            47
  12/31/91       (0.83)        16.37     38.10        40,884       2.25              --               0.66            64
  12/31/90       (0.63)        12.49     (5.24 )      24,927       2.33              --               0.80            54

                                                  Special Fund, Class A
-------------------------------------------------------------------------------------------------------------------------

  12/31/96          --         24.72     18.16        65,660       1.46            0.01              (0.30)          140
   6/05/95
  12/31/95       (1.03)        20.92     12.20         2,335       1.50              --              (0.91)           71


                                                  Special Fund, Class B
-------------------------------------------------------------------------------------------------------------------------


  12/31/96          --         24.46     17.37       126,859       2.17            0.01              (1.01)          140
   6/05/95
  12/31/95       (1.03)        20.84     11.79         1,491       2.20            0.01              (1.64)           71


                                                  Special Fund, Class C
-------------------------------------------------------------------------------------------------------------------------

  12/31/96          --         24.46     17.37        37,342       2.20            0.01              (1.03)          140
   6/05/95
  12/31/95       (1.03)        20.84     11.79            62       2.20            0.03              (1.60)           71


                                                  Special Fund, Class T
-------------------------------------------------------------------------------------------------------------------------

  12/31/96          --         24.48     17.47        35,670       2.07            0.04              (0.89)          140
  12/31/95       (1.03)        20.84     11.34        33,557       2.16              --              (1.50)           71
  12/31/94       (0.14)        19.64     (4.86 )      38,848       2.16              --              (1.25)           39
  12/31/93       (0.12)        20.79     20.16        28,838       2.34              --              (1.66)           35
  12/31/92       (0.62)        17.40     14.54        11,336       2.84              --              (2.12)           40
  12/31/91       (0.93)        15.74     57.27         5,480       2.95            0.74              (1.57)           85
  12/31/90          --         10.64     (8.83 )       3,024       2.95            2.03              (0.97)           72


                                        Average
                            Period     commission
                            ended     Per share(2)
                          ---------  -------------

                          Balance Sheet Opportunities, Class A
                    ---------------------------------------------
                            12/31/96    $ 0.0690
                             6/05/95
                            12/31/95          --

                          Balance Sheet Opportunities, Class B
                    ---------------------------------------------

                            12/31/96      0.0690
                             6/05/95
                            12/31/95          --

                          Balance Sheet Opportunities, Class C
                    ---------------------------------------------
                            12/31/96      0.0690
                             6/05/95
                            12/31/95          --


                          Balance Sheet Opportunities, Class T
                    ---------------------------------------------
                            12/31/96      0.0690
                            12/31/95          --
                            12/31/94          --
                            12/31/93          --
                            12/31/92          --
                            12/31/91          --
                            12/31/90          --

                          Growth Fund, Class A
                   -------------------------------------
                            12/31/96      0.0593
                             6/05/95
                            12/31/95          --

                          Growth Fund, Class B
                   -------------------------------------

                            12/31/96      0.0593
                             6/05/95
                            12/31/95          --

                          Growth Fund, Class C
                   -------------------------------------
                            12/31/96      0.0593
                             6/05/95
                            12/31/95          --

                          Growth Fund, Class T
                   --------------------------------------
                            12/31/96      0.0593
                            12/31/95          --
                            12/31/94          --
                            12/31/93          --
                            12/31/92          --
                            12/31/91          --
                            12/31/90          --

                          Special Fund, Class A
                   -------------------------------------

                            12/31/96      0.0392
                             6/05/95
                            12/31/95          --

                          Special Fund, Class B
                   -------------------------------------

                            12/31/96      0.0392
                             6/05/95
                            12/31/95          --

                          Special Fund, Class C
                   -------------------------------------
                            12/31/96      0.0392
                             6/05/95
                            12/31/95          --

                          Special Fund, Class T
                   -------------------------------------

                            12/31/96      0.0392
                            12/31/95          --
                            12/31/94          --
                            12/31/93          --
                            12/31/92          --
                            12/31/91          --
                            12/31/90          --

(1) Annualized

(2) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

See accompanying notes to financial statements.

    THE NORTHSTAR FUNDS                                        [NORTHSTAR LOGO]
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Organization -- Northstar Government Securities Fund (formerly Northstar Advantage Government Securities Fund), Northstar Strategic Income Fund (formerly Northstar Advantage Strategic Income Fund), Northstar High Yield Fund (formerly Northstar Advantage High Yield Fund), Northstar Balance Sheet Opportuities Fund (formerly Northstar Advantage Income Fund), Northstar Growth Fund (formerly Northstar Advantage Growth Fund) and Northstar Special Fund (formerly Northstar Advantage Special Fund) (collectively the "Funds") are organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies. Each is a separate investment company with its own investment objective and specific investment goals set forth below:

    NORTHSTAR GOVERNMENT SECURITIES FUND ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

    NORTHSTAR STRATEGIC INCOME FUND ("Strategic Income Fund") seeks to achieve high current income by allocating its investments among the following three sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities, and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities.

    NORTHSTAR HIGH YIELD FUND ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.

    NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND ("Balance Sheet Opportunities Fund") seeks to realize income and secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.

    NORTHSTAR GROWTH FUND ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.

    NORTHSTAR SPECIAL FUND ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small and mid-capitalization companies.

    Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

    Security Transactions, Investment Income and Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative net asset value.

    Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the Government Securities, Strategic Income and High Yield Funds, declared and paid quarterly by the Balance Sheet Opportunities Fund and declared and paid annually

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

by the Growth and Special Funds. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

    The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As of December 31, 1996, the following amounts have been reclassified from undistributed net investment income to accumulated net realized gain(loss) on investments and paid-in-capital.

                               ACCUMULATED
                UNDISTRIBUTED      NET
                     NET        REALIZED
                 INVESTMENT      GAIN ON     PAID-IN-
                   INCOME      INVESTMENTS    CAPITAL
                -------------  -----------  -----------
Government
  Securities
  Fund               328,169    3,210,033    (3,538,202)
Strategic
  Income Fund        720,948     (774,790 )      53,842
High Yield Fund    1,762,598      (18,211 )  (1,744,387)
Balance Sheet
  Opportunities
  Fund                50,342      (69,694 )      19,352
Growth Fund          264,126      (49,402 )    (214,724)
Special Fund       1,247,177       (1,712 )  (1,245,465)

    These restatements did not affect net investment income (loss), net realized gain (loss) on investments, or net assets for the year ended December 31, 1996.

    Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

    Net realized gain(loss) on foreign currency transactions represent the foreign exchange:

    (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

    Forward Foreign Currency Contracts, Options and Futures -- The Funds may enter into forward foreign currency contracts ("contracts") to purchase or sell currencies at a specified rate at a future date. The Funds may enter into these contracts solely for hedging purposes.

    The Funds write and purchase put and call options on foreign currencies. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds realize a loss in the amount of the cost of the option.

    The amount of potential gain or loss to the Funds upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Funds upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.

    Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.

    Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

    Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in

    THE NORTHSTAR FUNDS                                        [NORTHSTAR LOGO]
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

    Federal Income Taxes -- The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

    Organization Expenses -- Organization expenses have been capitalized by the Funds and amortized on a straight-line basis over a 60 month period from the commencement of operations of each Fund. Costs incurred by the Strategic Income Fund in connection with its organization and its original registration amounted to $105,074.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

    Northstar, Inc. (formerly NWNL Northstar, Inc.) (and its wholly owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an 80% owned subsidiary of ReliaStar Financial Corp.

    Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. Each Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.45% of average daily net assets for High Yield Fund, 0.65% of average daily net assets for the Government Securities, Strategic Income and Balance Sheet Opportunities Funds, and 0.75% of average daily net assets for the Growth and Special Funds. The Adviser has agreed to waive 0.20% of its advisory fee for the Government Securities Fund, therefore the rate paid equals 0.45% of average daily net assets. For the year ended December 31, 1996, the Adviser waived $284,286 of advisory fees for the Government Securities Fund. For the year ended December 31, 1996, the Funds paid advisory fees to Northstar Investment Management Corp. of $4,584,724. Navellier Fund Management, Inc.("Navellier"), a registered investment adviser, serves as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1996, between the Adviser and Navellier. For its services, Navellier receives an annual fee equal to 0.48% of the average daily net assets of the Fund. For the period February 1, 1996 through December 31, 1996, Navellier received $723,585 in subadvisory fees from the Adviser.

    The Adviser has voluntarily undertaken to limit the expenses through June, 1997 of the Government Securities Fund 1.20% (Class A), 1.90% (Class B & C), and 1.30% (Class T); Strategic Income Fund 1.40% (Class A), 2.10% (Class B & C), and 1.90% (Class T); Balance Sheet Opportunities Fund 1.40% (Class A), 2.10% (Class B & C), and 1.69% (Class T); Growth Fund 1.50% (Class A), 2.20% (Class B & C), and 2.00% (Class T), and Special Fund 1.50% (Class A), 2.20% (Class B & C), and 2.16% (Class T) of each respective class's average net assets. The Adviser will reimburse the Funds for amounts in excess of such limits, up to the total amount of fees received during the period. At December 31, 1996, the Advisor's reimbursements aggregated $15,175, $65,578, $41,925, $34,126, and $20,615 for
the Government Securities, Strategic Income, Balance Sheet Opportunities, Growth, and Special Funds, respectively.

    The Adviser has agreed that the fee of a Fund will be reduced, or the Adviser will reimburse the Fund (up to the amount of its fee) by an amount necessary to prevent the total expenses of the Fund (excluding taxes, interest, brokerage commissions or transaction costs, certain distribution fees and extraordinary expenses) from exceeding limits applicable to the Fund in any state in which its shares then are qualified for sale. Currently, the most restrictive annual expense limitation is 2.50% of the first $30,000,000 of average net assets, 2.00% of the next $70,000,000 and 1.50% of the excess.

    Northstar Administrators Corp.(the "Administrator") serves as administrator to the Funds pursuant to an Administrative Services Agreement.

    Northstar Distributors, Inc. (the "Distributor") an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C and Class T shares, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

daily net assets in the case of Class A, Class B, Class C and Class T shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class T shares pay monthly distribution fees at an annual rate of 0.40% of average daily net assets for the Government Securities and High Yield Funds, 0.50% of average daily net assets for the Balance Sheet Opportunities Fund and 0.70% of average daily net assets for the Strategic Income, Growth and Special Funds. At December 31, 1996, the Funds owed the Distributor $565,163 in service and distribution fees.

    The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class T shares. For the year ended December 31, 1996, the Distributor earned the following amounts in sales charges:

                   CLASS A    CLASS B    CLASS C   CLASS T
                    SHARES     SHARES    SHARES     SHARES
                   --------   --------   -------   --------
Initial Sales
  Charges          $435,061   $      0   $    0    $      0
Contingent
  Deferred Sales
  Charges          $ 28,262   $432,846   $53,537   $906,775

NOTE 3. ACQUISITION

    On the close of business June 2, 1995, the Adviser completed the acquisition of certain assets related to the mutual fund business of The Advest Group, Inc. At the time of the transaction, the Funds entered into new Investment Advisory Agreements, Distribution Agreements and Transfer Agency and Service Agreements with new service providers, the terms and provisions of which are substantially identical to the agreements with the former service providers.

NOTE 4. PURCHASES AND SALES OF INVESTMENT SECURITIES
    The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended December 31, 1996, were as follows:

                 GOVERNMENT     STRATEGIC
                 SECURITIES       INCOME       HIGH YIELD
                    FUND           FUND           FUND
                ------------   ------------   ------------
Aggregate
  Purchases     $142,491,104   $104,473,610   $259,925,744
Aggregate
  Sales         $149,267,688   $101,434,264   $241,070,373

    U.S. Government Securities included above were as follows:

Aggregate
  Purchases     $142,491,104    $26,747,714             $0
Aggregate
  Sales         $149,139,837    $21,730,678             $0

               BALANCE SHEET
               OPPORTUNITIES     GROWTH        SPECIAL
                   FUND           FUND           FUND
               -------------   -----------   ------------
Aggregate
  Purchases    $ 71,650,363    $46,132,867   $417,198,900
Aggregate
  Sales        $102,597,115    $61,318,280   $198,773,469

    U.S. Government Securities included above were as follows:

Aggregate
  Purchases              $0    $         0             $0
Aggregate
  Sales                  $0     $1,104,130             $0

NOTE 5. PORTFOLIO SECURITIES (TAX BASIS)

    The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at December 31, 1996 were as follows:

                  GOVERNMENT     STRATEGIC
                  SECURITIES      INCOME       HIGH YIELD
                     FUND          FUND           FUND
                 ------------   -----------   ------------
Cost (tax
  basis)        $136,366,579    $74,347,659   $189,867,426
                 ------------   -----------   ------------
Appreciated
  Securities       1,784,947      3,404,376     12,032,286
Depreciated
  Securities       2,108,177        615,047        452,890
                 ------------   -----------   ------------
Net Unrealized
  Appreciation
 (Depreciation)  $  (323,230 )    2,789,329   $ 11,579,396
                 ------------   -----------   ------------

    THE NORTHSTAR FUNDS                                         [NORTHSTAR LOGO]
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

               BALANCE SHEET
               OPPORTUNITIES     GROWTH        SPECIAL
                   FUND           FUND           FUND
               -------------   -----------   ------------
Cost (tax
  basis)        $46,454,995    $61,822,648   $240,370,478
               -------------   -----------   ------------
Appreciated
  Securities      3,728,703     18,105,606     27,458,675
Depreciated
  Securities      1,614,159      1,259,219      4,611,333
               -------------   -----------   ------------
Net
  Unrealized
 Appreciation   $ 2,114,544    $16,846,387   $ 22,847,342
               -------------   -----------   ------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares of each Fund for the year ended December 31, 1996, were as follows:

                                                             GOVERNMENT SECURITIES FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold        1,173,549   $ 10,970,069       741,529   $  6,986,079       130,474   $ 1,220,625        42,726   $    399,726
Reinvested
  dividends           69,846        652,825        30,877        290,097           308         2,892       538,420      5,067,558
Shares redeemed      (67,570)      (639,341)      (85,933)      (814,043)      (10,459)      (98,119)   (3,742,558)   (35,616,667)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)       1,175,825   $ 10,983,553       686,473   $  6,462,133       120,323   $ 1,125,398    (3,161,412)  $(30,149,383)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------


                                                               STRATEGIC INCOME FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          474,942   $  5,738,010     1,003,182   $ 12,151,460       212,149   $ 2,571,465        45,952   $    569,294
Reinvested
  dividends           50,560        625,158        54,402        672,776         5,092        62,954        90,573      1,119,728
Shares redeemed     (918,406)   (11,512,407)     (418,455)    (5,172,202)      (59,061)     (727,367)     (416,724)    (5,150,096)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)        (392,904)  $ (5,149,239)      639,129   $  7,652,034       158,180   $ 1,907,052      (280,199)  $ (3,461,074)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

                                                                  HIGH YIELD FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          827,729   $  7,207,156     5,911,912   $ 51,482,500     1,413,571    12,306,310       248,508   $  2,151,630
Reinvested
  dividends           62,173        539,834       168,302      1,463,685        17,304       150,556       733,966      6,372,482
Shares redeemed     (291,691)    (2,549,211)     (621,900)    (5,398,570)     (233,244)   (2,046,070)   (3,384,341)   (29,390,057)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)         598,211   $  5,197,779     5,458,314   $ 47,547,615     1,197,631   $10,410,796    (2,401,867)  $(20,865,945)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

                                                          BALANCE SHEET OPPORTUNITIES FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold           31,867   $    409,691       161,646   $  2,068,438        13,747   $   174,866        99,979   $  1,261,855
Reinvested
  dividends           11,446        136,696        34,438        407,500         4,068        48,215       663,010      7,920,589
Shares redeemed      (13,528)      (172,359)      (16,102)      (205,751)       (4,631)      (59,861)   (1,498,511)   (19,346,300)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)          29,785   $    374,028       179,982   $  2,270,187        13,184   $   163,220      (735,522)  $(10,163,856)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------


                                                                    GROWTH FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          215,652   $  3,898,525       145,699   $  2,385,877        17,690   $   291,243        90,737   $  1,446,975
Reinvested
  dividends           10,967        198,714         8,536        152,930           723        12,843       158,321      2,852,925
Shares redeemed      (48,822)      (803,512)      (32,185)      (531,632)       (2,328)      (39,672)   (1,215,332)   (20,167,999)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)         177,797   $  3,293,727       122,050   $  2,007,175        16,085   $   264,414      (966,274)  $(15,868,099)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

                                                                    SPECIAL FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold        3,480,949   $ 84,633,270     5,433,970   $131,453,623     1,739,092   $42,056,956       222,847   $  5,269,646
Shares redeemed     (935,948)   (22,565,835)     (318,902)    (7,614,905)     (215,261)   (5,187,697)     (376,467)    (8,387,893)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)       2,545,001   $ 62,067,435     5,115,068   $123,838,718     1,523,831   $36,869,259      (153,620)  $ (3,118,247)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

    Transactions in capital shares of each Fund for the twelve months ended December 31, 1995, were as follows:

                                                             GOVERNMENT SECURITIES FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          326,499   $  3,175,556       278,689   $  2,664,382           732   $     6,973       403,851   $  3,639,991
Reinvested
  dividends            3,398         32,936         3,358         32,382            20           190       649,744      6,017,995
Shares redeemed       (8,712)       (83,280)       (5,079)       (50,119)            0             0    (3,526,879)   (32,545,333)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)         321,185   $  3,125,212       276,968   $  2,646,645           752   $     7,163    (2,473,284)  $(22,887,347)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------


                                                               STRATEGIC INCOME FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          147,505   $  2,139,353       492,026   $  6,234,501        51,547   $   652,909       565,764   $  6,791,962
Issued in merger   2,278,702     27,859,837     1,316,859     16,093,857       133,030     1,623,575             0              0
Reinvested
  dividends            9,752        119,651         9,167        112,921           517         6,349       101,327      1,228,343
Shares redeemed     (678,222)    (8,374,357)      (31,251)      (383,568)       (9,620)     (118,119)     (384,285)    (4,659,392)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)       1,757,737   $ 21,744,484     1,786,801   $ 22,057,711       175,475   $ 2,164,714       282,806   $  3,360,913
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

    THE NORTHSTAR FUNDS                                         [NORTHSTAR LOGO]
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

                                                                  HIGH YIELD FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          910,824   $  7,850,386     3,422,451   $ 29,521,715       439,743   $ 3,740,733     1,518,926   $ 12,904,451
Reinvested
  dividends           21,104        181,582        24,757        213,414         2,911        25,009       862,636      7,376,428
Shares redeemed      (59,909)      (516,072)      (54,799)      (471,184)      (44,509)     (326,267)   (2,517,197)   (21,581,507)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)         872,019   $  7,515,896     3,392,409   $ 29,263,945       398,145   $ 3,439,475      (135,635)  $ (1,300,628)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------


                                                          BALANCE SHEET OPPORTUNITIES FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold           61,555   $    803,879       131,744   $  1,730,774        16,525   $   219,651       127,572   $  1,615,724
Reinvested
  dividends            6,552         82,392         9,620        120,686         1,910        23,922       661,324      8,309,854
Shares redeemed       (4,523)       (61,195)         (750)        (9,931)          (11)         (142)   (1,402,049)   (17,572,265)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)          63,584   $    825,076       140,614   $  1,841,529        18,424   $   243,431      (613,153)  $ (7,646,687)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

                                                                    GROWTH FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          294,621   $  5,453,559       116,727   $  2,205,716         3,902   $    73,428       191,904   $  3,265,384
Reinvested
  dividends           17,194        267,392        20,122        312,150           704        10,926       951,457     14,803,074
Shares redeemed     (224,597)    (4,152,792)       (8,675)      (165,916)         (161)       (3,133)   (1,077,114)   (18,840,154)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)          87,218   $  1,568,159       128,174   $  2,351,950         4,445   $    81,221        66,247   $   (771,696)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

                                                                    SPECIAL FUND
                   --------------------------------------------------------------------------------------------------------------
                           CLASS A                     CLASS B                      CLASS C                     CLASS T
                   ------------------------   --------------------------   -------------------------   --------------------------
                    SHARES        AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT        SHARES         AMOUNT
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Shares sold          131,315   $  2,798,032        70,725   $  1,537,491         2,986   $    64,085       199,543   $  3,892,577
Reinvested
  dividends            4,827        100,976         2,276         47,440            23           476        72,639      1,513,791
Shares redeemed      (24,538)      (536,495)       (1,448)       (31,326)          (46)       (1,008)     (639,277)   (12,993,182)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
Net increase
  (decrease)         111,604   $  2,362,513        71,553   $  1,553,605         2,963   $    63,553      (367,095)  $ (7,586,814)
                   ---------   ------------   -----------   ------------   -----------   -----------   -----------   ------------

NOTE 7. CREDIT RISK AND DEFAULTED SECURITIES

    Although the Funds have a diversified portfolio, the High Yield and Strategic Income Funds had 82.93% and 42.63%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 1996, the High Yield Fund held Alliant Computer Systems, Inc. and Capital Gaming International, Inc., bankrupt securities.
                                       49

    THE NORTHSTAR FUNDS
    NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1996

    For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

NOTE 8. FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

    At December 31, 1996, the Government Securities Fund had capital loss carryforwards expiring December 31, 1997, 1998, and 2002 of $2,940,526, $1,442,754, and $16,737,216, respectively. The Strategic Income Fund had capital loss carryforwards expiring December 31, 2002 and 2003 of $1,293,025 and $1,301,325, respectively. The High Yield Fund had capital loss carryforwards expiring December 31, 2002, 2003, and 2004 of $3,158,623, $5,577,338, and
$570,896, respectively. The Special Fund had capital loss carryforwards expiring December 31, 2004 of $2,281,884.

NOTE 9. COMPENSATING BALANCE ARRANGEMENT

    The Funds have an informal compensating balance arrangement with the Custodian whereby the Funds may have overdrafts in their respective accounts and have no interest assessed on the overdrafts. In return, the Funds are required to maintain positive balances to offset negative balances. The required deposits are calculated by dividing the overdrawn amounts by 0.90. At December 31, 1996, the Funds did not have any compensating balances.

NOTE 10. MANAGEMENT'S USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date(s) of financial statements and the reported amounts of income and expenses during the reporting period(s). Actual results could differ from those estimates.

NOTE 11. TRANSFER OF NET ASSETS

    At the close of business on October 27, 1995 (the "Closing"), the Northstar Strategic Income Fund acquired the net assets of the Northstar Advantage Multi-Sector Bond Fund, ("Multi-Sector Fund") pursuant to an Agreement and Plan of Reorganization dated June 2, 1995. In accordance with the agreement, the Strategic Income Fund, at the closing, issued 3,728,590 shares of the Strategic Income Fund having an aggregate value of $45,577,269 which included unrealized depreciation on investments of $535,327 and accumulated net realized loss of $2,981,579. As a result the Strategic Income Fund issued .370703764 share for each Multi-Sector Fund Class A and Class B share and .371826372 share for each Multi-Sector Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the Strategic Income Fund were $79,737,813 with a net asset value of $12.22 for Class A and Class B shares and $12.21 for Class C shares.

    NORTHSTAR FUNDS                                             [NORTHSTAR LOGO]
    REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Trustees of the Northstar Funds:

    We have audited the accompanying statements of assets and liabilities of the Northstar Funds (formerly Northstar Advantage Funds), comprising Northstar Government Securities Fund, Northstar Strategic Income Fund, Northstar High Yield Fund, Northstar Balance Sheet Opportunities Fund, Northstar Growth Fund and Northstar Special Fund (formerly Northstar Advantage Government Securities Fund, Northstar Advantage Strategic Income Fund, Northstar Advantage High Yield Fund, Northstar Advantage Income Fund, Northstar Advantage Growth Fund, and Northstar Advantage Special Fund, respectively) (collectively the "Funds"), including the portfolios of investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Northstar Funds as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

New York, New York
January 31, 1997

                                       51